Filed with the U.S. Securities and Exchange Commission on March 27, 2026
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1192	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1194	[	X	]

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Principal Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Rachael L. Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 31, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1192 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to respond to SEC comments and make other non-material changes for two new series to the Trust: Pzena International Value ETF and Pzena U.S. Large Cap Value ETF.

PROSPECTUS
March 31, 2026

Pzena U.S. Large Cap Value ETF
(Ticker: PZLV)

listed on the NYSE Arca, Inc. (the “Exchange”)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Pzena U.S. Large Cap Value ETF
Investment Objective
The Pzena U.S. Large Cap Value ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.60%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.60%
(1) Under the Investment Advisory Agreement, Pzena Investment Management, LLC (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

(2) Estimated for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover information as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “large-cap value” companies. The Fund defines a “large-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the Russell 1000 Index as of March 31, 2026. The Fund defines “value” companies as those that are in the three
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lowest quintiles of valuation of the investment universe based on estimated future earnings. The Adviser will also include companies classified as “value” securities by MSCI, Russell/FTSE, and Bloomberg indexes.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in large-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies through American Depositary Receipts (ADRs) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging-markets securities. The Fund may also invest in real estate investment trusts (REITs). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs). From time to time, the Fund may invest a significant portion of its assets, in securities of companies in the same economic sector, specifically the financial services sector.

In evaluating an investment for purchase by the Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; and analyzes the financials and public filings of the company and its competitors. The Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, the degree of competitive or pricing pressures, and the experience and competence of management. Additionally, the Adviser integrates environmental, social, and governance (ESG) considerations where material to earnings.

The evaluation of all key investment considerations is company-specific. Each is analyzed internally, discussed with company management and industry experts, and monitored. The Adviser carefully evaluates all issues, forming an opinion as to whether the company can remediate them, and will actively engage management, as necessary. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no single issue necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. After an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive influence on the trajectory of the company, oriented toward the long term.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser will typically sell a security when it reaches what the Adviser judges to be fair value, when other opportunities are more attractive, or when company fundamentals have changed.

Principal Risks of Investing in the Fund
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the
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extent either of the following events occur, Shares may trade at a material discount to the Fund’s net asset value (NAV) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders, and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities, and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than the NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
◦Cash Transaction Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes, due to a number of factors, including the following: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs; and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries may also lead to volatility and instability in domestic and foreign markets.
•Management Risk. The Fund is an actively managed investment portfolio and relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
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•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio, or the securities market as a whole, such as changes in economic or political conditions.
•Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory, or financial developments and adversely affect the value of the portfolio to a greater extent than if such businesses comprised a lesser portion of the Fund’s portfolio.
•Financial Services Sector Risk. Risks of investing in the financial services sector include the following: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes; interest rate risk; tax and regulatory risk; fluctuations in rent schedules and operating expenses; adverse changes in local, regional, or general economic conditions; deterioration of the real estate market and the financial circumstances of tenants and sellers; unfavorable changes in zoning, building, environmental and other laws; the need for unanticipated renovations; unexpected increases in the cost of energy; and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with the following: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign
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countries may be less stable and more volatile than those in the U.S., or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems, and brokers may be less rigorous than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social, and economic developments abroad, currency movements and different legal, regulatory, and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger, or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability, and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, and a higher degree of political and economic instability, which can freeze, restrict, or suspend transactions in those investments, including cash. The impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls may also expose emerging-markets investments to additional risk. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. Risks associated with investing in emerging markets include limited information about companies in these countries.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders, and the general partner of a limited partnership, including conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.pzena.com/etfs.
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Management

Adviser:	Pzena Investments Management, LLC
Sub-Adviser:	Tidal Investments LLC
Portfolio Managers:
The following individuals serve as portfolios managers to the Fund:
•Daniel L. Babkes, Principal and Portfolio Manager of the Adviser, has been portfolio manager of the Fund since its inception in 2026
•John J. Flynn, Principal and Portfolio Manager of the Adviser, has been portfolio manager of the Fund since its inception in 2026
•Benjamin S. Silver, CFA, Principal and Portfolio Manager of the Adviser, has been portfolio manager of the Fund since its inception in 2026
•Richard S. Pzena, Principal, Chairman, Co-Chief Investment Officer, and Portfolio Manager of the Adviser, has been portfolio manager of the Fund since its inception in 2026

Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 25,000  Shares though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.pzena.com/etfs.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary such as a bank (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objective
The Pzena U.S. Large Cap Value ETF seeks long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objective.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “large-cap value” companies. The Fund defines a “large-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the Russell 1000 Index as of March 31, 2026. The Fund defines “value” companies as those that are in the three lowest quintiles of valuation of the investment universe based on estimated future earnings. In choosing individual securities, the Adviser screens a dynamic universe of U.S. companies, ranked by market capitalization, and uses fundamental research and proprietary modeling to rank these companies from cheapest to most expensive based on current share price relative to the proprietary estimated long-term earnings power of each company. Focusing on the cheapest-ranked companies, the Adviser constructs a portfolio of stocks it believes generally have current earnings below historical levels, a sound plan to restore earnings to normal, and a sustainable business advantage. In addition to companies determined to be “value” securities based on the above criteria, the Adviser will also include companies classified as “value” securities by MSCI, Russell/FTSE, and Bloomberg indexes.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in large-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies through American Depositary Receipts (ADRs) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging-markets securities. The Fund may also invest in real estate investment trusts (REITs). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs). From time to time, the Fund may invest a significant portion of its assets, in securities of companies in the same economic sector, specifically the financial services sector.

In evaluating an investment by the Fund, the Adviser focuses on the company’s underlying financial condition and business prospects, considering estimated earnings, economic conditions, the degree or competitive of pricing pressures, the potential impacts of material ESG factors, and the experience and competence of management, among other factors. No one issue necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, when other opportunities are more attractive, or when there is a change in company fundamentals.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus, this is the measure on which the Adviser focuses. The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry. Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. The decision to add, sell, or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized
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earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The Fund will provide at least 60 days’ written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

The Fund primarily invests in common stocks and may also invest in preferred stocks, rights, warrants, and convertible securities. From time to time, the Fund may have a significant portion of its assets invested in securities of companies in the same economic sector.

Foreign Securities. While the Pzena U.S. Large Cap Value ETF invests primarily in domestic U.S. large-cap securities, including securities in any U.S. index, it reserves the right to invest up to 20% of its net assets in ADRs or dollar-denominated foreign securities, including in foreign securities in emerging markets. The Adviser considers a company to be a U.S. issuer if it maintains its principal place of business in the United States; has at least 50% of its assets, revenues or earnings in the United States; or is listed on a U.S. exchange or included in a U.S. index.

Value Style Investing. The Adviser employs a classic value investment approach for the Fund. The Adviser’s investment philosophy is to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. The Adviser generally seeks to invest in companies with the following characteristics:

•The current valuation is low relative to the company’s normal earnings power
•Current earnings are below historic norms
•The Adviser judges the problems to be temporary
•Management has a viable strategy to generate earnings recovery
•The Adviser believes much of the downside risk is already factored into the stock’s price

The Adviser follows the same research and investment process for the Fund. The Adviser begins by using a proprietary screening tool to identify the deepest value portion of the investment universe, which becomes the focus of the Adviser’s research efforts. The Adviser conducts intensive fundamental research to understand the earnings power of the business, the obstacles that it faces, and its plans for recovery. The Adviser’s portfolio managers and in-house research analysts gather large amounts of information and data to build detailed company-specific models. As a part of this research, they often speak with competitors, customers, and suppliers; conduct field work to visit plants, stores, or other facilities; analyze the financials and the public filings of the company and its competitors; and occasionally purchase independent research reports. Toward the end of the research process, they also hold discussions and/or onsite visits with company management. Following the research process, a portfolio management team makes the final investment decisions for the Fund building the portfolio on a company-by-company basis without regard to benchmarks. After an investment is made, there is ongoing evaluation, as the Adviser continuously monitors and evaluates each investment to assess new information.

The Adviser’s sell discipline is guided by the same ranking system with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches the midpoint of its proprietary screening model which the Adviser judges to be “fair value,” when other opportunities are more attractive, or when there is a change in company fundamentals.

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Temporary or Cash Investments. Under normal market conditions, the Fund stays fully invested according to its principal investment strategies as noted above. The Fund, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political, or other limited circumstances, such as in the case of unusually large cash inflows or redemptions. This may result in the Fund not achieving its investment objective during that period.

There is no guarantee that the Fund will achieve its investment objectives. In addition, for longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets in other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate securities in accordance with the Fund’s principal strategy.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund that may adversely affect the Fund’s NAV or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Fund will achieve its investment objective.
Depositary Receipt Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger, or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability, and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders, and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities, and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking
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to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have lower trading volume and less market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than the NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g.,  7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Cash Transaction Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Such Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
Economic and Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments, and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and
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related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve, and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022, the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency, or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or may adversely impact performance.

Emerging Markets Risk. The Fund’s investments in emerging-market countries are generally subject to all of the risks of foreign investing, with additional heightened risks. These risks include less social, political, and economic stability; smaller securities markets with low or nonexistent trading volume, and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political, or social events in such countries. Because of these risk factors, the Fund’s investments
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in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Equity Securities Risk. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment options, such as bonds and money market instruments. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. The Fund’s shares and the total return on your investment may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in the following: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Financial Services Sector Risk. The financial services industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial services industry. Financial services companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which make them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, historically low interest rates, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial services companies held by the Fund. Future outbreaks of infectious disease or other natural disasters or crises could have similar, or even more severe, impacts on the financial services industry.

Foreign Securities Risk. Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small- and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited Partnership and MLP Risk. The Fund may invest in limited partnerships and MLPs as a non-principal strategy. To the extent that a limited partnership’s or MLP’s interests are all in a particular industry,
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the limited partnership and/or MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership or MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership or MLP than investors in a corporation. For example, investors in limited partnerships and MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships and MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership or MLP to its investors. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. Furthermore, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Liquidity Risk. Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid, so the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic, or issuer-specific events, or overall market disruptions. Securities with reduced liquidity, or that become illiquid, involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that the Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue, and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

Management Risk. The Fund is an actively managed investment portfolio and relies on the Adviser’s ability to pursue the Fund’s goals. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser does not seek to replicate the performance of any index. Notwithstanding its benchmark, the Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks. To the extent the Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

REITs. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the
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real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Sector Emphasis Risk. The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Value Style Investing Risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster-growing companies. The Fund’s strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.
PORTFOLIO HOLDINGS INFORMATION
Information about the Fund’s daily portfolio holdings is available at www.pzena.com/etfs. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI).
MANAGEMENT OF THE FUND
Investment Adviser
Pzena Investment Management, LLC is the Fund’s investment adviser and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). The Adviser’s address is 320 Park Avenue, 8th Floor, New York, New York 10022. The Adviser has provided investment advisory services to individual and institutional accounts since 1996.

The Adviser provides the Fund with advice on buying and selling securities. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services in relation to the Fund, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, as shown in the table below.

The Adviser provides oversight of the Fund’s Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as set forth in the table below.
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Fund Name	Management Fee
Pzena U.S. Large Cap Value ETF	0.60%
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.
Manager-of-Managers Arrangement
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser will apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly owned sub-advisers. The Order will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.
The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the sub-advisers or material changes to sub-advisory agreements within 90 days of the change. There is no assurance that the Order will be granted.
The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance, with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when
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making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.
Sub-Adviser
The Adviser has retained Tidal Investments LLC to serve as sub-adviser for the Fund. The Sub-Adviser is responsible for the day-to-day trading of the Fund. The Sub-Adviser is a registered investment adviser and Delaware limited liability company whose principal office is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. The Sub-Adviser provides investment management services to ETFs and other investment companies. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with the rebalancing of the portfolio, subject to the supervision of the Adviser and the Board. For its services, the Adviser will pay the Sub-Adviser a management fee. The management fee paid to the Sub-Adviser is paid by the Adviser and not by the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement and Investment Sub-Advisory agreement will be available in the Fund’s Core Financial Statements that will be filed as part of the Fund’s first Form N-CSR.
Portfolio Managers
The Fund is jointly and primarily managed by Daniel Babkes, John Flynn, Benjamin Silver, and Richard Pzena.
Daniel Babkes, Principal and Portfolio Manager
Mr. Babkes joined the Adviser in 2016 and currently serves as a Portfolio Manager for the Adviser. Mr. Babkes has co-managed the Pzena Focused Value strategy for the Adviser since January 2022. Mr. Babkes earned a B.A. cum laude from Amherst College and an M.B.A from the Wharton School of the University of Pennsylvania. Mr. Babkes has been managing the Fund since its inception in 2026.

John Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Pzena Focused Value strategy for the Adviser since January 2017. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from Harvard Business School. Mr. Flynn has been managing the Fund since its inception in 2026.

Benjamin S. Silver, CFA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser. Mr. Silver has co-managed the Pzena Focused Value strategy for the Adviser since April 2011. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver holds the Chartered Financial Analyst designation. Mr. Silver has been managing the Fund since its inception in 2026.

Richard Pzena, Principal, Chairman, Co-Chief Investment Officer, and Portfolio Manager
Mr. Pzena began the Adviser in 1995 and currently serves as Chairman, Co-Chief Investment Officer, and Portfolio Manager for the Adviser. Mr. Pzena has co-managed the Pzena Focused Value strategy for the Adviser from January 1996 until January 2022 and rejoined the portfolio management team in 2026. Mr. Pzena earned a B.S. cum laude and an M.B.A from the Wharton School of the University of Pennsylvania. Mr. Pzena has been managing the Fund since its inception in 2026.

The SAI provides additional information about the Adviser’s portfolio managers for the Fund, including information about their compensation, other accounts managed by them, their ownership of securities in the Fund, and any conflicts of interest.
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Similarly Managed Account Performance
Accounts in the Focused Value Composite are managed in a manner that is substantially similar to certain other accounts managed by the Adviser. The “Focused Value Composite” has investment objectives, policies, strategies and risks substantially similar to those of the Pzena U.S. Large Cap Value ETF. Pzena is a registered investment adviser, and the portfolio managers responsible for the management of the Focused Value Composite and are the same individuals responsible for the management of the Fund at the Adviser. You should not consider the past performance of the Focused Value Composite as indicative of the future performance of the Pzena U.S. Large Cap Value ETF.
Focused Value Composite
The following table sets forth performance data relating to the Focused Value Composite, which represents all of the accounts managed by the Adviser in a substantially similar manner to the Pzena U.S. Large Cap Value ETF. All of the accounts represented in the Focused Value Composite have substantially similar investment objectives, policies and investment strategies to that of the Pzena U.S. Large Cap Value ETF. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index and does not represent the performance of the Pzena U.S. Large Cap Value ETF and is not indicative of the Fund’s future performance. The Focused Value Composite is not subject to the same types of expenses as the Pzena U.S. Large Cap Value ETF. The Focused Value Composite is rebalanced differently and less frequently than the Pzena U.S. Large Cap Value ETF, which will affect transaction costs, among other things, and may affect the comparability of performance. The Focused Value Composite is not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Pzena U.S. Large Cap Value ETF by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Focused Value Composite expressed below could have been adversely affected had it been regulated as an investment company under federal securities laws. The Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs. The Net returns are derived using a model fee applied monthly to Gross returns. The Adviser uses the highest tier fee schedule for the model fee to illustrate the impact of fees on performance returns.

Pzena Investment Management, LLC
Focused Value Composite

	As of 12/31/2025 (annualized)(1)
	One Year	Three Years	Five Years	Ten Years	Since 1/1/1996
Focused Value Composite (Net)	7.33%	12.99%	10.98%	9.00%	9.25%
Focused Value Composite (Gross)	8.40%	14.11%	12.08%	10.08%	10.35%
Russell 1000® Index(2)	17.37%	22.74%	13.59%	14.59%	10.38%
Russell 1000® Value Index(3)	15.91%	13.90%	11.33%	10.53%	9.19%
(1)The Focused Value Composite is comprised of 21 accounts with approximately $112.6 million in assets.
(2)The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
(3)The Russell 1000® Value Index measures the performance of the large- cap value segment of the U.S. equity universe.

The Focused Value Composite includes fully discretionary, non-wrap, asset-based, fee-paying equity accounts. Returns of the Focused Value Composite are presented gross and net of management fees. Performance includes the reinvestment of dividends and other income, and the deduction of trading
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commissions and other costs. Because the equity mandate may be described as diversified, the benchmark shown is the Russell 1000® Index. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index which is designed to represent approximately 98% of the investable U.S. equity market. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. The Russell 1000® Value Index is a subset of the Russell 1000 Index and is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment.

The fees and expenses associated with an investment in the Focused Value Composite are higher than the fees and expenses associated with an investment in the Pzena U.S. Large Cap Value ETF.
Pzena claims compliance with Global Investment Performance Standards (GIPS®). The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results. While GIPS® permits performance to be shown without any deduction for expenses other than management fees, the above performance is shown net of all actual fees and expenses. The U.S. dollar is the currency used to express performance of the Focused Value Composite. Grant Thornton LLP has verified that the Adviser has been in compliance with GIPS® standards as of December 31, 2024.

To obtain a compliant presentation and/or the firm’s list of composite descriptions, please contact Pzena Investment Management at info@pzena.com.

HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below) and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book-Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
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Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of NAV
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Adviser (as described below).
Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Adviser has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service, if applicable, does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Adviser. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, considering such events, when calculating its NAV. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to the following: (a) investments which are frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed-income securities that have gone into default and for which there is not a current market value quotation.
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Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Fund intends to elect and qualify each year for treatment as a regulated investment company (RIC) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over
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net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided the holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Dividends received by the Fund from an ETF or underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such ETF or underlying fund. Corporate shareholders may be entitled to a dividend received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
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Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult with your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section titled “Federal Income Taxes” in the SAI.
DISTRIBUTION
The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased
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or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time, these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Fund’s website at www.pzena.com/etfs.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Sub-Adviser, and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.
INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.
The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 is constructed to provide a comprehensive and unbiased barometer for the large-cap segment. The Russell 1000® Index is published and maintained by FTSE Russell.
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000® Value Index is published and maintained by FTSE Russell.

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FINANCIAL HIGHLIGHTS
Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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Pzena U.S. Large Cap Value ETF

Adviser	Pzena Investment Management, LLC 320 Park Avenue, 8th Floor New York, New York 10022	Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive Milwaukee, Wisconsin 53212
Sub-Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Transfer Agent, Administrator, and Fund Accountant	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 777 East Wisconsin Avenue, 34th Floor Milwaukee, Wisconsin 53202
Investors may find more information about the Fund in the following documents:
Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information, or make general inquiries about the Fund by calling 1-800-617-0004.
Shareholder reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Fund’s Internet website at www.pzena.com/etfs; or
•For a fee, by e-mail request to publicinfo@sec.gov.
(SEC Investment Company Act file number is 811‑07959.)

PROSPECTUS
March 31, 2026

Pzena International Value ETF
(Ticker: PZIV)

listed on the NYSE Arca, Inc. (the “Exchange”)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Pzena International Value ETF
Investment Objective
The Pzena International Value ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.70%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.70%
(1) Under the Investment Advisory Agreement, Pzena Investment Management, LLC (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

(2) Estimated for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover information as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the Pzena International Value ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of non-U.S. companies. The Fund defines “non-U.S. companies” primarily as those classified as non-U.S. by Morgan Stanley Capital International (MSCI). The Adviser determines a company’s country by referring to one or more of the following: its stock exchange
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listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. As part of its investments in non-U.S. companies, the Fund may invest in emerging markets and frontier markets. The Adviser defines emerging market countries as to be those defined by the MSCI Emerging Markets Index. The Adviser defines frontier markets as countries with investable stock markets that are less established than those in the emerging markets. The Fund may invest in companies of any size market capitalization. The Fund defines “value” companies as those that are in the three lowest quintiles of valuation of the investment universe based on estimated future earnings. The Adviser will also include companies classified as “value” securities by MSCI, Russell/FTSE, and Bloomberg indexes.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 50 to 100 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to non-U.S. companies by purchasing equity securities directly or in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). The Fund may invest up to 35% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (REITs), foreign real estate companies, and up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs), which are limited partnerships in which the ownership units are publicly traded. The Fund may also invest in restricted securities, such as Rule 144A securities, as well as when-issued securities and repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities issued pursuant to initial public offerings (IPOs). The Fund may invest in a wide range of industries; however, from time to time, the Fund may invest a significant portion of its assets in securities of companies in the same economic sector, specifically the financial services sector. The Fund may invest in a wide range of countries; however from time to time, the Fund may invest a significant portion of its assets in securities of companies in located in the same country, specifically Japan.

In evaluating an investment for purchase by the Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; and analyzes the financials and public filings of the company and its competitors. The Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, the degree of competitive or pricing pressures, and the experience and competence of management. Additionally, the Adviser integrates environmental, social, and governance (ESG) considerations where material to earnings.

The evaluation of all key investment considerations is company-specific. Each is analyzed internally, discussed with company management and industry experts, and monitored. The Adviser carefully evaluates all issues, forming an opinion as to whether the company can remediate them, and will actively engage management, as necessary. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no single issue necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. After an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive influence on the trajectory of the company, oriented toward the long term.

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The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser will typically sell a security when it reaches what the Adviser judges to be fair value, when other opportunities are more attractive, or when company fundamentals have changed.

Principal Risks of Investing in the Fund
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to the Fund’s net asset value (NAV) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders, and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities, and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results, and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than the NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
◦Cash Transaction Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or
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region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes, due to a number of factors, including the following: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs; and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Management Risk. The Fund is an actively managed investment portfolio and relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio, or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with the following: (i) internal and external political and economic developments – e.g., the political, economic, and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S., or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems, and brokers may be less rigorous than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Risks Associated with Japan. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy, and adverse economic conditions in the U.S. or other trade partners may affect Japan.
•Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social, and economic developments abroad, currency movements and different legal, regulatory, and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger, or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will
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continue to trade on an exchange, either of which could adversely affect the liquidity, availability, and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, and a higher degree of political and economic instability, which can freeze, restrict or suspend transactions in those investments, including cash. The impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls may also expose emerging-markets investments to additional risk. Foreign company securities also may be subject to thin trading volumes and reduced liquidity, which may lead to greater price fluctuation. Risks associated with investing in emerging markets include limited information about companies in these countries.
•Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than more advanced emerging markets, and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, and the risk is especially high in emerging markets.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory, or financial developments and adversely affect the value of the portfolio to a greater extent than if such businesses comprised a lesser portion of the Fund’s portfolio.
•Financial Services Sector Risk. Risks of investing in the financial services sector include the following: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes; interest rate risk; tax and regulatory risk; fluctuations in rent schedules and operating expenses; adverse changes in local, regional, or general economic conditions; deterioration of the real estate market and the financial circumstances of tenants and sellers; unfavorable changes in zoning, building,
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environmental and other laws; the need for unanticipated renovations; unexpected increases in the cost of energy; and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders, and the general partner of a limited partnership, including conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.pzena.com/etfs.

Management

Adviser:	Pzena Investments Management, LLC
Sub-Adviser:	Tidal Investments LLC
Portfolio Managers:
The following individuals serve as portfolios managers to the Fund:
•Rakesh Bordia, Principal and Portfolio Manager of the Adviser, has been portfolio manager of the Fund since its inception in 2026
•Caroline Cai, CFA, Managing Principal, Chief Executive Officer, and Portfolio Manager, has been portfolio manager of the Fund since its inception in 2026
•Allison Fisch, Managing Principal, President, and Portfolio Manager, has been portfolio manager of the Fund since its inception in 2026
•John P. Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager, has been portfolio manager of the Fund since its inception in 2026

Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 25,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a
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portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.pzena.com/etfs.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary such as a bank (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objective
The Pzena International Value ETF seeks long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objective.
Principal Investment Strategies
Under normal market conditions, the Pzena International Value ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of non-U.S. companies. The Fund defines “non-U.S. companies” primarily as those classified as non-U.S. by Morgan Stanley Capital International (MSCI). The Adviser determines a company’s country by referring to one or more of the following: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. As part of its investments in non-U.S. companies, the Fund may invest in emerging markets and frontier markets. The Adviser defines emerging market countries as to be those defined by the MSCI Emerging Markets Index. The Adviser defines frontier markets as countries with investable stock markets that are less established than those in the emerging markets. The Fund may invest in companies of any size market capitalization. The Fund defines “value” companies as those that are in the three lowest quintiles of valuation of the investment universe based on estimated future earnings. In choosing individual securities, the Adviser screens a dynamic universe of the 1,500 largest non-U.S. companies by market capitalization and uses fundamental research and proprietary modeling to rank these companies from cheapest to most expensive based on current share price relative to the proprietary estimated long-term earnings power of each company. Focusing on the cheapest-ranked companies, the Adviser constructs a portfolio of stocks it believes generally have current earnings below historical levels, a sound plan to restore earnings to normal, and a sustainable business advantage. In addition to companies determined to be “value” securities based on the above criteria, the Adviser will also include companies classified as “value” securities by MSCI, Russell/FTSE, and Bloomberg ndexes.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 50 to 100 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to non-U.S. companies by purchasing equity securities directly or in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). The Fund may invest up to 35% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (REITs), foreign real estate companies, and up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs), which are limited partnerships in which the ownership units are publicly traded. The Fund may also invest in restricted securities, such as Rule 144A securities, as well as when-issued securities and repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities issued pursuant to initial public offerings (IPOs). The Fund may invest in a wide range of industries; however, from time to time, the Fund may invest a significant portion of its assets in securities of companies in the same economic sector, specifically the financial services sector. The Fund may invest in a wide range of countries; however from time to time, the Fund may invest a significant portion of its assets in securities of companies in located in the same country, specifically Japan.

In evaluating an investment by the Fund, the Adviser focuses on the company’s underlying financial condition and business prospects, considering estimated earnings, economic conditions, the degree of competitive or pricing pressures, the potential impacts of material ESG factors, and the experience and competence of management, among other factors. No one issue necessarily disqualifies a company from
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investment, and no individual characteristic must be present prior to investment. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, when other opportunities are more attractive, or when there is a change in company fundamentals.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus this is the measure on which the Adviser focuses. The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry. Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. The decision to add, sell, or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The Fund will provide at least 60 days’ written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

The Fund primarily invests in common stocks and may also invest in preferred stocks, rights, warrants and convertible securities. From time to time, the Fund may have a significant portion of its assets invested in securities of companies in the same economic sector.

Foreign Securities. The Fund may make significant investments in foreign securities. The Fund may invest in emerging markets. The Adviser considers a company to be a non-U.S. issuer if it maintains its principal place of business outside of the United States; has at least 50% of its assets, revenues or earnings outside of the United States; or is listed on a non-U.S. exchange or included in a non-U.S. index.

Value Style Investing. The Adviser employs a classic value investment approach for the Fund. The Adviser’s investment philosophy is to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. The Adviser generally seeks to invest in companies with the following characteristics:

•The current valuation is low relative to the company’s normal earnings power
•Current earnings are below historic norms
•The Adviser judges the problems to be temporary
•Management has a viable strategy to generate earnings recovery
•The Adviser believes much of the downside risk is already factored into the stock’s price

The Adviser follows the same research and investment process for the Fund. The Adviser begins by using a proprietary screening tool to identify the deepest value portion of the investment universe, which becomes the focus of the Adviser’s research efforts. The Adviser conducts intensive fundamental research to understand the earnings power of the business, the obstacles that it faces, and its plans for recovery. The Adviser’s portfolio managers and in-house research analysts gather large amounts of information and data to build detailed company-specific models. As a part of this research, they often speak with competitors, customers, and suppliers; conduct field work to visit plants, stores, or other facilities; analyze the financials and the public filings of the company and its competitors; and occasionally purchase independent research reports. Toward the end of the research process, they also hold discussions and/or onsite visits with company
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management. Following the research process, a portfolio management team makes the final investment decisions for the Fund building the portfolio on a company-by-company basis without regard to benchmarks. After an investment is made, there is ongoing evaluation, as the Adviser continuously monitors and evaluates each investment to assess new information.

The Adviser’s sell discipline is guided by the same ranking system with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches the midpoint of its proprietary screening model which the Adviser judges to be “fair value,” when other opportunities are more attractive, or when there is a change in company fundamentals.

Temporary or Cash Investments. Under normal market conditions, the Fund stays fully invested according to its principal investment strategies as noted above. The Fund, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political, or other limited circumstances, such as in the case of unusually large cash inflows or redemptions. This may result in the Fund not achieving its investment objective during that period.

There is no guarantee that the Fund will achieve its investment objectives. In addition, for longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets in other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate securities in accordance with the Fund’s principal strategy.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund that may adversely affect the Fund’s NAV or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Fund will achieve its investment objective.
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. If the Fund purchases or sells local currency to execute transactions on foreign exchanges, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings. Some countries have, and may continue to adopt, internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not regulated as securities markets, and the risk may be higher in emerging markets. Currency risks may be greater in emerging and frontier market countries than in developed market countries.
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Depositary Receipt Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger, or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability, and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders, and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities, and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have lower trading volume and less market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than the NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
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•Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g.,  7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Cash Transaction Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Such Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV
Economic and Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments, and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve, and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022, the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could
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lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency, or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or may adversely impact performance.

Emerging Markets Risk. The Fund’s investments in emerging-market countries are generally subject to all of the risks of foreign investing, with additional heightened risks. These risks include less social, political, and economic stability; smaller securities markets with low or nonexistent trading volume, and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political, or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Equity Securities Risk. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment options, such as bonds and money market instruments. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. The Fund’s shares and the total return on your investment may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in the following: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Financial Services Sector Risk. The financial services industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial services industry. Financial services companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which make them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt
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defaults, loan write-offs, and government intervention, historically low interest rates, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial services companies held by the Fund. Future outbreaks of infectious disease or other natural disasters or crises could have similar, or even more severe, impacts on the financial services industry.

Foreign Securities Risk. Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable, becoming riskier and more volatile.

Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets, and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

Risks Associated with Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits. In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japan is located in a region that is susceptible to natural disasters, which could also negatively impact the Japanese economy.

Limited Partnership and MLP Risk. The Fund may invest in limited partnerships and MLPs as a non-principal strategy. To the extent that a limited partnership’s or MLP’s interests are all in a particular industry, the limited partnership and/or MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership or MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership or MLP than investors in a corporation. For example, investors in limited partnerships and MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the
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amount of their investment. In addition, limited partnerships and MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership or MLP to its investors. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. Furthermore, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Liquidity Risk. Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid, so the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic, or issuer-specific events, or overall market disruptions. Securities with reduced liquidity, or that become illiquid, involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that the Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue, and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

Management Risk. The Fund is an actively managed investment portfolio and relies on the Adviser’s ability to pursue the Fund’s goals. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser does not seek to replicate the performance of any index. Notwithstanding its benchmark, the Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks. To the extent the Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

REITs and Foreign Real Estate Company Risk. Foreign real estate companies are similar to entities organized and operated as REITs in the United States. Both REITs and foreign real estate companies pool investors’ funds for investment, primarily in commercial real estate properties or real estate loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the value of the REITs and/or foreign real estate companies), may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders, provided they comply with several requirements of the Internal Revenue Code of 1986, as
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amended (the “Code”). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. Foreign real estate companies may be subject to laws, rules, and regulations governing those entities, and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Sector Emphasis Risk. The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Value Style Investing Risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster-growing companies. The Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
PORTFOLIO HOLDINGS INFORMATION
Information about the Fund’s daily portfolio holdings is available at www.pzena.com/etfs. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI).
MANAGEMENT OF THE FUND
Investment Adviser
Pzena Investment Management, LLC is the Fund’s investment adviser and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). The Adviser’s address is 320 Park Avenue, 8th Floor, New York, New York 10022. The Adviser has provided investment advisory services to individual and institutional accounts since 1996.

The Adviser provides the Fund with advice on buying and selling securities. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services in relation to the Fund, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, as shown in the table below.

The Adviser provides oversight of the Fund’s Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as set forth in the table below.
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Fund Name	Management Fee
Pzena International Value ETF	0.70%
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

Manager-of-Managers Arrangement
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser will apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly owned sub-advisers. The Order will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.
The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the sub-advisers or material changes to sub-advisory agreements within 90 days of the change. There is no assurance that the Order will be granted.
The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance, with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when
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making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.
Sub-Adviser
The Adviser has retained Tidal Investments LLC to serve as sub-adviser for the Fund. The Sub-Adviser is responsible for the day-to-day trading of the Fund. The Sub-Adviser is a registered investment adviser and Delaware limited liability company whose principal office is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. The Sub-Adviser provides investment management services to ETFs and other investment companies. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with the rebalancing of the portfolio, subject to the supervision of the Adviser and the Board. For its services, the Adviser will pay the Sub-Adviser a management fee. The management fee paid to the Sub-Adviser is paid by the Adviser and not by the Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement and Investment Sub-Advisory agreement will be available in the Fund’s Core Financial Statements that will be filed as part of the Fund’s first Form N-CSR.
Portfolio Managers
The Fund is jointly and primarily managed by Rakesh Bordia, Caroline Cai, Allison Fisch and John Goetz.
Rakesh Bordia, Principal and Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Bordia has co-managed the Pzena EAFE Value strategy for the Adviser since January 2023. Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India. Mr. Bordia has been managing the Fund since its inception in 2026.

Caroline Cai, CFA, Managing Principal, Chief Executive Officer (“CEO”), and Portfolio Manager
Ms. Cai joined the Adviser in 2004 and currently serves as CEO and as a Portfolio Manager for the Adviser. Ms. Cai has co-managed the Pzena EAFE Value strategy for the Adviser since its inception in January 2013. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst. Ms. Cai has been managing the Fund since its inception in 2026.

Allison Fisch, Managing Principal, President, and Portfolio Manager
Ms. Fisch joined the Adviser in 2001 and currently serves as President and as a Portfolio Manager for the Adviser. Ms. Fisch has co-managed the Pzena EAFE Value strategy for the Adviser since February 2016. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College. Ms. Fisch has been managing the Fund since its inception in 2026.

John Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager
Mr. Goetz joined the Adviser in 1996 and currently serves as Co-Chief Investment Officer for the Adviser. Mr. Goetz has co-managed the Pzena EAFE Value strategy for the Adviser since its inception in January 2013. Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University. Mr. Goetz has been managing the Fund since its inception in 2026.

The SAI provides additional information about the Adviser’s portfolio managers for the Fund, including information about their compensation, other accounts managed by them, their ownership of securities in the Fund, and any conflicts of interest.

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Similarly Managed Account Performance
Accounts in the EAFE Value Composite are managed in a manner that is substantially similar to certain other accounts managed by the Adviser. The “EAFE Value Composite” has investment objectives, policies, strategies, and risks substantially similar to those of the Pzena International Value ETF. Pzena is a registered investment adviser and the portfolio managers responsible for the management of the EAFE Value Composite are the same individuals responsible for the management of the Fund at the Adviser. You should not consider the past performance of the EAFE Value Composite as indicative of the future performance of the Pzena International Value ETF.
EAFE Value Composite
The following table sets forth performance data relating to the EAFE Value Composite which represents all of the accounts managed by the Adviser in a substantially similar manner to the Pzena International Value ETF. All of the accounts represented in the EAFE Value Composite have substantially similar investment objectives, policies and investment strategies to that of the Pzena International Value ETF. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index and does not represent the performance of the Pzena International Value ETF and is not indicative of the Fund’s future performance. The EAFE Value Composite is not subject to the same types of expenses as the Pzena International Value ETF. The EAFE Value Composite is rebalanced differently and less frequently than the Pzena International Value ETF which will affect transaction costs among, other things, and may affect the comparability of performance. The EAFE Value Composite is not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Pzena International Value ETF by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the EAFE Value Composite expressed below could have been adversely affected had it been regulated as an investment company under federal securities laws. The Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs. The Net returns are derived using a model fee applied monthly to Gross returns. The Adviser uses the highest tier fee schedule for the model fee to illustrate the impact of fees on performance returns.

Pzena Investment Management, LLC
EAFE Value Composite

	As of 12/31/2025 (annualized)(1)
	One Year	Three Years	Five Years	Ten Years	Since 11/1/2013
EAFE Value Composite (Net)	35.50%	19.50%	11.43%	9.08%	6.98%
EAFE Value Composite (Gross)	36.23%	20.14%	12.05%	9.68%	7.57%
MSCI EAFE Index(2)	31.22%	17.22%	8.92%	8.18%	6.36%
MSCI EAFE Value Index(3)	42.25%	21.38%	13.36%	8.69%	6.26%
(1)The EAFE Value Composite is comprised of two accounts with approximately $636.9 million in assets.
(2)The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across 21 Developed Markets countries around the world, excluding the United States and Canada. With 844 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The performance of the MSCI EAFE Index is net of foreign withholding taxes.
(3)The MSCI EAFE Value Index captures large- and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the United States and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield.

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The EAFE Value Composite includes fully discretionary, non-wrap, asset-based, fee-paying equity accounts. Returns of the EAFE Value Composite are presented gross and net of management fees. Performance includes the reinvestment of dividends and other income, and the deduction of trading commissions and other costs. Because the equity mandate may be described as diversified, the benchmark shown is the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across 21 Developed Markets countries around the world, excluding the United States and Canada. With 844 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The MSCI EAFE Value Index captures large- and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the United States and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield.
The fees and expenses associated with an investment in the EAFE Value Composite are lower than the fees and expenses associated with an investment in the Pzena International Value ETF; therefore, if the EAFE Value Composite’s expenses were adjusted for these Fund expenses, its performance would have been slightly lower during the periods shown.
Pzena claims compliance with Global Investment Performance Standards (GIPS®). The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results. While GIPS® permits performance to be shown without any deduction for expenses other than management fees, the above performance is shown net of all actual fees and expenses. The U.S. dollar is the currency used to express performance of the EAFE Value Composite. Grant Thornton LLP has verified that the Adviser has been in compliance with GIPS® standards as of December 31, 2024.

To obtain a compliant presentation and/or the firm’s list of composite descriptions, please contact Pzena Investment Management at info@pzena.com/etfs.

HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book-Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical
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delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of NAV
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Adviser (as described below).
Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Adviser has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service, if applicable, does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Adviser. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, considering such events, when calculating its NAV. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to the following: (a) investments which are frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has
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been halted or suspended; and (e) fixed-income securities that have gone into default and for which there is not a current market value quotation.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Fund intends to elect and qualify each year for treatment as a regulated investment company (RIC) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his
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or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided the holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Dividends received by the Fund from an ETF or underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such ETF or underlying fund. Corporate shareholders may be entitled to a dividend received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
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Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult with your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section titled “Federal Income Taxes” in the SAI.
DISTRIBUTION
The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in
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Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time, these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Fund’s website at www.pzena.com/etfs.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Sub-Adviser, and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.
INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.
The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across 21 Developed Markets countries around the world, excluding the United States and Canada. With 844 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
The MSCI EAFE Value Index captures large- and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the United States and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield.
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FINANCIAL HIGHLIGHTS
Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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Pzena International Value ETF

Adviser	Pzena Investment Management, LLC 320 Park Avenue, 8th Floor New York, New York 10022	Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive Milwaukee, Wisconsin 53212
Sub-Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Transfer Agent, Administrator, and Fund Accountant	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 777 East Wisconsin Avenue, 34th Floor Milwaukee, Wisconsin 53202
Investors may find more information about the Fund in the following documents:
Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information, or make general inquiries about the Fund by calling 1-800-617-0004.
Shareholder reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Fund’s Internet website at www.pzena.com/etfs; or
•For a fee, by e-mail request to publicinfo@sec.gov.
(SEC Investment Company Act file number is 811‑07959.)

STATEMENT OF ADDITIONAL INFORMATION
March 31, 2026
Pzena U.S. Large Cap Value ETF
(Ticker: PZLV)

the above listed on the NYSE Arca, Inc. (the “Exchange”)
A series of Advisors Series Trust (the “Trust”)
This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectus for the Pzena U.S. Large Cap Value ETF (the “Fund”), a series of Advisors Series Trust (the “Trust”), dated March 31, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 1-800-617-0004 or visiting www.pzena.com/etfs.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the SEC) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The Fund offers and issues Shares at its net asset value (NAV) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in the Fund’s portfolio. Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management of investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification of Investments
The Fund is diversified.Under applicable federal securities laws, the diversification of a fund’s holdings is measured at the time the Fund purchases a security. This means that, with regards to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal securities laws.
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Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not or could not buy. If this were to happen, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

DESCRIPTION OF PERMITTED INVESTMENTS
The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Equity Securities
Common stocks, convertible securities, rights, warrants and American Depositary Receipts (ADRs) are examples of equity securities in which the Fund may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks
A common stock represents a proportionate share of the ownership of a company, and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that
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in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks
A preferred stock blends the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects. Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks; they are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Convertible Securities
Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Foreign Investments
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund reserves the right to invest in Depositary Receipts (DRs), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the United States, including those denominated in currencies other than the U.S. dollar.

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Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other forms of DRs. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Foreign Currency Transactions
The Fund may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification, and balance-of-payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers, and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. The Fund invests in securities denominated in U.S. dollars. For this reason, the value of the Fund’s assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar. Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar-denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

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Taxes. The interest and dividends payable to the Fund on certain of the Fund’s foreign portfolio securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Fund may not be eligible to pass through to shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Emerging Markets. The Fund may invest in foreign securities, including securities of companies located in developing or emerging markets, which are exposed to additional risks, including the following: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Russia/Ukraine. As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.

Real Estate Investment Trusts (REITs) and Foreign Real Estate Companies
The Fund may invest in shares of REITs. REITs are pooled investment vehicles that invest primarily in real estate or real estate-related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund indirectly bears its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the “1940 Act”). REITs (especially mortgage REITs) are also subject to interest rate risks.

The Fund may also invest in foreign real estate companies. Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the
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overall securities markets. Foreign real estate companies have their own expenses, and the Fund bears a proportionate share of those expenses.

Initial Public Offerings (IPOs)
The Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on the Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on the Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investment Company Securities
The Fund may invest in shares of other investment companies, including other exchange-traded funds (ETFs), money market funds, and mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act. The Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear their pro rata portion of each of the other investment company’s advisory and operational expenses.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load or service fee charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (FINRA). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee, or service fee).

Rule 12d1-4 permits additional types of fund of funds arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a securities exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs would involve duplication of advisory fees and other expenses since the Fund would be investing in another investment company. In addition, the Fund’s investment in ETFs would also be subject to its limitations on investments in investment companies discussed above. To the extent the Fund were to invest in ETFs which focus on a particular market segment or industry, the Fund would also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund may invest would be listed on a national securities exchange and the Fund would purchase or sell these shares on the secondary market at its current market price, which could be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs, only in large blocks and only through participating
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organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from another ETF.

Master Limited Partnerships and Other Publicly Traded Partnerships
The Fund may invest in master limited partnerships (MLPs) and other publicly traded partnerships (PTPs) formed as partnerships, limited partnerships, or limited liability companies, the interests of which (known as “units”) are listed and traded on a securities exchange. Some PTPs, such as MLPs, provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. A limited partnership has one or more general partners (which may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. Certain of the PTPs in which the Fund may invest are expected to be treated as “qualified publicly traded partnerships” for federal income tax purposes. These include MLPs and other entities qualifying under limited exceptions in the Code.

Many MLPs derive income and capital gains from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Fund may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors.

MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund from an MLP are less than the Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company (RIC) and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

Holders of PTP units of a particular PTP also are exposed to a remote possibility of liability for the obligations of that PTP under limited circumstances not expected to be applicable to the Funds. In addition, the value of the Fund’s investment in PTPs depends largely on the PTPs being treated as “qualified publicly traded partnerships” for federal income tax purposes. If a PTP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it could be taxed as a corporation. In that case, the PTP would be obligated to pay federal income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in the Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares. In addition, if a PTP in which the Fund invests does not qualify as a “qualified publicly traded partnership” (and is otherwise not taxed as a corporation), the Fund must look through to the character of the income generated by the PTP. Such income may not qualify as “good income,” and therefore, could adversely affect the Fund’s status as a RIC.

To the extent that a limited partnership’s interests are all in a particular industry, the limited partnership will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. For example, investors in limited partnerships may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership to its investors. In addition, investments in certain investment vehicles, such as PTPs and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

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Options
The Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option. A call is “covered” if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

The Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

The Fund also may write and purchase put options (“puts”). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

The Fund’s option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (OCC) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options – When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•Allowing it to expire and losing its entire premium;
•Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•Closing it out in the secondary market at its current price.

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Selling (Writing) Put and Call Options – When the Fund writes a call option, it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counterparty to the option.

The Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

•The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency, or futures contract;
•A call option on the same security or index with the same or lesser exercise price;
•A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•In the case of an index, the fund of securities that corresponds to the index.

The Fund can cover a put option by:
•Entering into a short position in the underlying security;
•Purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with the same or greater exercise price;
•Purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
•Maintaining the entire exercise price in liquid securities.

Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or a segment of the securities market, rather than price fluctuations in a single security.

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon
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exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reason it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declined, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

Combined Positions – The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – The Fund may enter into cap and floor agreements. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives – The Fund is classified as a limited derivatives user under Rule 18f-4 of the 1940 Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. These restrictions are not fundamental and may be changed by the Fund without a shareholder vote.

Rule 18f-4 under the 1940 Act requires a fund that trades derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) to be subject to a value-at-risk (VaR) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for
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funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. These requirements may limit the ability of a fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and the cost of doing business, which could adversely affect investors.

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Derivative Management Risk – If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its Adviser’s expectation that the price of the underlying security would fall, but the price rose instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price fell instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously.

There are generally no restrictions on the Fund’s ability to invest in restricted securities – that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”) – except to the extent such securities may be considered illiquid. These securities are sometimes referred to as private placements. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

When-Issued Securities
The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund, and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Rule 18f-4 under the 1940 Act permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or
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non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4. See “Risks of Derivatives” above.

Repurchase Agreements
The Fund may invest in repurchase agreements. Pursuant to such agreements, the Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

Participation Interests
The Fund may invest in participation interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser’s rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Time Deposits
To the extent permitted under their investment objectives and policies, the Fund may make interest bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

U.S. Government Obligations
The Fund may make investments in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or
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value due to their structure or contract terms. The Fund will not be eligible to distribute exempt-interest dividends to their shareholders, even if their investments include mutual funds that hold U.S. government or municipal obligations that generate tax-exempt interest.

Short-Term, Temporary, and Cash Investments
The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objectives and policies stated above and in the Fund’s Prospectus, the Fund may make interest bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P Global Ratings (S&P), “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally
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recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Securities Lending
The Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Generally, the Fund may lend portfolio securities to securities broker-dealers or financial institutions under the following conditions: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets. As part of participating in a lending program, the Fund invests its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund. All investments made with the cash collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund has to cover the loss when repaying the collateral. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

Temporary Defensive Position
For temporary defensive purposes when the Adviser believes market, economic, political, or other conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objectives. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Special Risks Related to Cyber Security
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
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The Fund may not do the following:
1.With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer at the time of purchase or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
2.Borrow money, except as permitted under the 1940 Act.
3.Issue senior securities, except as permitted under the 1940 Act.
4.Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
5.Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
6.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
7.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
8.Make loans to others, except as permitted under the 1940 Act.
The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not do the following:
1.Invest in any issuer for purposes of exercising control or management.
2.Invest in securities of other investment companies, except as permitted under the 1940 Act.
3.With respect to the Pzena U.S. Large Cap Value ETF, make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days written notice.
MANAGEMENT OF THE TRUST
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies, and to the general supervision of the Board. The Trustees and officers of the Trust, their years of birth, positions with the Trust, terms of office with the Trust, length of time served, business addresses and principal occupations during the past five years, and other directorships held are set forth in the table below.
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Independent Trustees(1)

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (1960) 615 E. Michigan Street Milwaukee, WI 53202	Board Chair Trustee	Indefinite term; since October 2023. Indefinite term; since March 2017.	Independent Contractor (February 2025 to present); Partner, QSV Equity Investors, LLC (a privately held investment advisory firm) (February 2019 to February 2025); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately held investment advisory firm) (2002 to 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Michele Rackey (1959) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to 2020).	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
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Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Anne W. Kritzmire (1962) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	Principal Owner of AW Kritzmire Consulting (2021-Present); Business Faculty Lead of Lake Forest Graduate School of Management (2021-Present); Head of Multi-Asset and various other positions of Nuveen Investments (1999-2020).	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Lead Independent Director of Thornburg Income Builder Opportunities Trust (a closed end fund) (2020-Present); Trustee, Finance Commissioner, and Acting Treasurer of Village of Long Grove (municipal government) (2017-2025).
Craig B. Wainscott (1961) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	CEO instaCOVER LLC (Specialized insurance/technology company) 2014-2021, and CFO 2021-2023.	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee of iMGP Funds (14 Funds) (2024-Present); Independent Trustee and Board Chair of Brandes Investment Trust (6 Funds) (2011-2024); Board Member of Paradigm Project (social venture company) (2010-2020).
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Officers

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (1969) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (1971) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (1982) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Albert Sosa (1970) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since March 2025.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2004 to present).
Joseph R. Kolinsky (1970) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.
Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

Lillian A. Kabakali (1980) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since March 2026.	Vice President, U.S. Bank Global Fund Services (January 2026 to present); Senior Counsel, Royal Bank of Canada (February 2025 to November 2025); Vice President, U.S. Bank Global Fund Services (April 2023 to February 2025); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023).
*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of the Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)The Trust was comprised of numerous active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Pzena Mid Cap Value Fund, Pzena Small Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena International Small Cap Value Fund, Pzena International Value Fund and Pzena International Value ETF (offered in separate Prospectuses and SAIs) and Pzena U.S. Large Cap Value ETF (collectively “Pzena Funds”) and not to any other series of the Trust.
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(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (CCO) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Governance and Nominating Committee and a Qualified Legal Compliance Committee (the QLCC), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The President and Principal Executive Officer of the Trust is not a Trustee, but rather a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed David Mertens, an Independent Trustee, as Board Chair, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chair positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks) the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other
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things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as an Independent Contractor. Mr. Mertens previously served as Partner and Head of Business Development of QSV Equity Investors, LLC, a privately held investment advisory firm, from 2019 to 2025. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and Chief Operating Officer of the ARK Funds for nine years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller Graduate School of Management in Chicago. Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.
Anne W. Kritzmire. Ms. Kritzmire has substantial experience in registered funds and investment management through her experience as Head of Multi-Asset/Solutions Marketing, Managing Director of Closed-End Funds, Managing Director of Channel Marketing, and Director of Customer Insights at Nuveen Investments. Ms. Kritzmire serves as Lead Independent Director on the Board of Directors and is a member of the Audit Committee and Nominating and Governance Committee of the Thornburg Income Builder Opportunities Trust (2020-Present). With respect to the Thornburg Income Builder Opportunities Trust, she is considered to be a qualified financial expert. She has also served on several other boards including as a Trustee, Financial Commissioner, and Acting Treasurer at Village of Long Grove (2017-2025). Ms. Kritzmire has a B.S. in Electrical Engineering from University of Notre Dame and has an MBA in Finance and Marketing from Northwestern University, Kellogg Graduate School of Management. Ms. Kritzmire serves as an Audit Committee Financial Expert for the Trust.
Craig B. Wainscott. Mr. Wainscott has substantial global executive and advisory experience, including his current position as a mutual fund trustee at iMGP Funds and early-stage business advisor. He formerly served as an
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Independent Trustee and Board Chair of Brandes Investment Trust. He also has extensive C-Suite Leadership, including his position as Chief Executive Officer at Russell Investments Canada for five years, leading a diverse collection of businesses such as mutual funds, institutional funds, consulting, and brokerage. He has also served as CEO at instaCOVER LLC and CFO at The Paradigm Project. Mr. Wainscott continues to serve as Board Advisor at Cadenced Biomedical (an early-stage medical device company). He has also served as a board member for The Paradigm Project. Mr. Wainscott is a qualified financial expert, having served as the CFO for two organizations, audit committee member, and is a CFA. Mr. Wainscott serves as an Audit Committee Financial Expert for the Trust.
Trust Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Governance and Nominating Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. Ms. Rackey is the Chair of the Audit Committee. The Audit Committee will meet at least once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
The Governance and Nominating Committee is comprised of all, and only of, the Independent Trustees. The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Governance and Nominating Committee meets regularly with respect to the various series of the Trust. The Governance and Nominating Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Wainscott is the Chair of the Governance and Nominating Committee.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2025.
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Independent Trustees	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Fund Shares in the Trust
David G. Mertens	None	Over $100,000
Michele Rackey	None	$50,001 - $100,000
Anne W. Kritzmire	None	None
Craig B. Wainscott	None	None
As of December 31, 2025, neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Advisor, the distributor, as defined below, or an affiliate of the Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.
Compensation
Effective January 1, 2026, the Independent Trustees each receive an annual retainer of $116,500 per year allocated among each of the various portfolios comprising the Trust, an additional $7,000 per regularly scheduled Board meeting, and an additional $1,500 for certain special meetings, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2026, the annual retainer was $108,500. The Trust Chair, Chair of the Audit Committee, and Chair of the Governance and Nominating Committee each receive a separate annual fee of $15,000, $10,000, and $5,000, respectively, provided that the separate fee for the Chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee Chair. The Trust has no pension or retirement plan. Set forth below is the estimated compensation to be received by the Independent Trustees from the Fund for the fiscal period ending February 28, 2027:

	Aggregate Estimated Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
David Mertens	$4,766	None	None	$35,621
Michele Rackey	$4,609	None	None	$34,525
Anne W. Kritzmire	$4,297	None	None	$32,339
Craig B. Wainscott	$4,453	None	None	$33,432
(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Pzena Funds and not to any other series of the Trust.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the applicable Fund.
CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser
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from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters’ exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined on the Internet at the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser has established and maintains proxy voting guidelines to carry out proxy voting for the Fund. The voting guidelines are attached to this SAI as Appendix B. The Adviser will vote all proxies after making the determination that the vote is in the best interest of the Fund’s shareholders. In determining whether a proposal serves the best interests of the Fund and its shareholders, the Adviser will consider a number of factors, including the economic effect of the proposal on shareholder value, the threat posed by the proposal to existing rights of shareholders, the dilution of existing shares that would result from the proposal, the effect of the proposal on management or director accountability to shareholders, and, if the proposal is a shareholder initiative, whether it wastes time and resources of the company or reflects the grievance of one individual. The Adviser will abstain from voting proxies when it believes it is appropriate to do so.
The Adviser has established a Proxy Voting Committee which is comprised of employees separate from those persons responsible for the Fund’s portfolio management. If a material conflict of interest over proxy voting arises between the Adviser and the Fund, such proxy votes will be referred to the Proxy Voting Committee, and the Committee will vote all such proxies in accordance with the policy described above. The goal of the Proxy Voting Committee is to ensure that all proxy votes serve the best interests of the Fund and its shareholders.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004, (2) on the Fund’s website at www.pzena.com/etfs, or (3) on the SEC’s website at www.sec.gov.
INVESTMENT ADVISER AND SUB-ADVISER
Adviser
Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, New York 10022, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Richard S. Pzena, Chairman, is a control person due to his greater than 25% ownership of the Adviser.
Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, securities lending, accounting, distribution, and other services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee from the Fund.
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For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets, as follows:

Fund Name	Management Fee
Pzena U.S. Large Cap Value ETF	0.60%
The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for successive annual periods, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.
The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.
Manager-of-Managers Arrangement
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser will apply for exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.
The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of
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any changes made to sub-advisers or material changes to sub-advisory agreements within 90 days of the change. There is no assurance the Order will be granted.
The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.
Sub-Adviser
The Trust, on behalf of the Fund, and the Adviser have retained Tidal Investments LLC (the “Sub-Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, to serve as sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s portfolio, subject to the supervision of the Adviser and the Board.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Fund, in compliance with the 1940 Act. The Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
PORTFOLIO MANAGERS
The portfolio managers responsible for the day-to-day management of the Pzena U.S. Large Cap Value ETF are Messrs. Daniel Babkes, John Flynn, Benjamin Silver and Richard Pzena.
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Other Accounts. In addition to the Fund, the portfolio managers managed the following other accounts as of December 31, 2025:

Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets (in millions)	Number of Accounts with Advisory Fee based on Performance	Total Assets of Accounts with Advisory Fee based on Performance (in millions)
Daniel L. Babkes
Registered Investment Companies	3	$8,161.00	1	$7,195
Other Pooled Investments	10	$996.00	1	$41
Other Accounts	27	$540.00	0	$0.00
John J. Flynn
Registered Investment Companies	6	$10,804.00	2	$9,669
Other Pooled Investments	14	$1,129	1	$41
Other Accounts	75	$2,284	0	$0
Benjamin S. Silver
Registered Investment Companies	7	$12,755	3	$11,621
Other Pooled Investments	45	$28,594	5	$545
Other Accounts	93	$7,720	0	$0
Richard S. Pzena
Registered Investment Companies	3	$8,161	1	$7,195
Other Pooled Investments	11	$1,077	2	$110
Other Accounts	18	$622	0	$0

Adviser
Material Conflicts of Interest. The Adviser’s portfolio managers have portfolio management responsibility for all the investment accounts of the Adviser. There is a potential conflict should one of these accounts be favored over another, but the intention of the Adviser is to treat all accounts equally. The investment accounts are expected to hold generally the same securities in the same proportions. Buy and/or sell orders will normally be placed concurrently for each account. Any differences between the investment accounts would be expected to arise from differential cash flows and investment restrictions.
Compensation. The portfolio managers of the Adviser are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. Eligibility for bonus compensation is examined annually by the Adviser. The Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund. For investment professionals, the Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, the Adviser always looks at the person as a whole and the contributions that they have made and are likely to make in the future. The Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm’s value investment philosophy. Ultimately, the equity ownership is the primary tool used by the Adviser for attracting and retaining the best people. This ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors. All portfolio managers listed are equity owners of the Adviser.
Securities Owned in the Fund by the Portfolio Managers. The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Fund.
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THE DISTRIBUTOR
The Trust, the Adviser, and Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
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Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
THE ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
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CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL
Deloitte & Touche LLP, 777 East Wisconsin Avenue, 34th Floor, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Sullivan & Worcester LLP (“Sullivan & Worcester”), 1251 Avenue of the Americas, 19th Floor, New York, New York 10020, serves as legal counsel to the Trust and provides counsel on legal matters relating to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (NSCC).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
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LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the applicable Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
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The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with the Sub-Adviser’s fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.
The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular
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brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.
PORTFOLIO TURNOVER
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the applicable Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount, and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the applicable Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.
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The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of portfolio rebalancing changes. The adjustments described above will reflect changes known to the Adviser and/or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern Time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit
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transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the first Business Day after the Order Placement Date except as further discussed below. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one business day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m., Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return
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any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Pzena U.S. Large Cap Value ETF	$300	2%
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render
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the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is
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primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Pzena U.S. Large Cap Value ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m., Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV. A may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund
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Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NAV
The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
The NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s valuation designee. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Adviser. Pursuant to those procedures, the valuation designee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (NOCP). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under the Adviser’s procedures.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following
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business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, a Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Fund’s valuation designee.
All other assets of the Fund are valued in accordance with procedures adopted by the Adviser.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus titled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
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Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
The Trust will file the opinion of counsel supporting the tax consequences of the proposed Reorganizations required by Item 16(12) of Form N-14 through an amendment to the N-14 Registration Statement within a reasonable time after the closing of the Reorganizations.
Taxation of the Fund. The Fund intends to elect and intends to continue to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the applicable Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the applicable Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on
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certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.
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Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. In addition, certain capital gain dividends attributable to dividends the Fund receives from REITs (i.e., “unrecaptured section 1250 gain”) may be taxable to non-corporate shareholders at a rate of 25%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT, however, dividends received by the Fund from a REIT are generally not treated as qualified dividend income. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Certain of the Fund’s investment strategies may significantly reduce or eliminate their ability to make distributions eligible to be treated as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible, and dividends distributed to the Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
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To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund shares of a different fund is the same as a sale. In general, provided that a shareholder holds Shares as capital assets, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, such gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of such Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered,
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own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.
Additional Tax Information Concerning U.S. REITs. The Fund may invest in entities treated as REITs for U.S. federal income tax purposes. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that such Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are treated as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially
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similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so.
Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisers in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (REMICs), (ii) the Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
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Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS
Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. The Fund has not commenced operations prior to the date of this SAI and do not yet have financial statements.

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APPENDIX A

Description of Ratings

SHORT-TERM RATINGS

S&P Global Ratings (S&P) Short-Term Issue Credit Ratings

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1
Appendix A-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – S&P issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Investors Service, Inc. Short-Term Debt Ratings

Short-Term Ratings
Short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Appendix A-2

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

S&P: Corporate Bond Ratings

The following summarizes the ratings used by S&P for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.
Appendix A-3

They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.
Appendix A-4

APPENDIX B
Pzena Investments Management, LLC
Proxy Voting Policy

Proxy Voting
Revised November 2025

INTRODUCTION

As a registered investment adviser and fiduciary, Pzena Investment Management, LLC (“PIM”) exercises our responsibility, where applicable, to vote in a manner that, in our judgement, is solely in the client’s best interest and will maximize long-term shareholder value. The following policies and procedures have been established to ensure decision making is consistent with PIM’s fiduciary responsibilities and applicable regulations under the Investment Company Act, Advisers Act and ERISA.

GENERAL APPROACH

Each proxy that comes to PIM to be voted shall be evaluated per the prudent process described below, in terms of what is in the best interest of our clients. We deem the best interest of clients to be solely that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). We will not subordinate the interests of our clients to any non-pecuniary interests, nor will we promote non-pecuniary benefits or goals unrelated to our clients’ long-term financial interests.

PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. Where PIM has voting responsibility on behalf of a client, and absent any client-specific instructions, we generally follow the Voting Guidelines (“Guidelines”) set forth below. These Guidelines, however, are not intended as rigid rules and do not cover all possible proxy topics. Each proxy issue will be considered individually, and PIM reserves the right to evaluate each proxy vote on a case-by-case basis, as long as voting decisions reflect what is in the best interest of our clients.

To the extent that, in voting proxies for an account subject to ERISA, PIM determines that ERISA would require voting a proxy in a manner different from these Guidelines, PIM may override these Guidelines as necessary in order to comply with ERISA. Additionally, because clients, including ERISA clients, do not pay any additional fees or expenses specifically related to our proxy voting, there is not a need to consider the costs related to proxy voting impacting the value of an investment or investment performance.

In those instances where PIM does not have proxy voting responsibility, we shall forward any proxy materials to the client or to such other person as the client designates.

Proxy Voting Limitations

While, subject to the considerations discussed above, PIM uses our best efforts to vote proxies, in certain circumstances it may be impractical or impossible to do so. Such instances include but are not limited to
Appendix B-1

share blocking, securities lending, if PIM concludes that abstention is in our clients’ economic interests and/or the value of the portfolio holding is indeterminable or insignificant.

VOTING GUIDELINES

The following Guidelines summarize PIM’s positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted. These Guidelines are not exhaustive and do not cover all potential voting issues or the intricacies that may surround individual proxy votes. Actual proxy votes may also differ from the Guidelines presented, as we will evaluate each individual proxy on its own merit.

It is also worth noting that PIM considers the reputation, experience and competence of a company’s management and board when it researches and evaluates the merits of investing in a particular security. In general, PIM has confidence in the abilities and motives of the board and management of the companies in which we invest.

1)ROUTINE BUSINESS

PIM will typically vote in accordance with the board and management on the items below and other routine issues when adequate information on the proposal is provided.

i.Change in date and place of annual meeting (if not associated with a takeover);
ii.Change in company name;
iii.Approval of financial statements;
iv.Reincorporation (unless to prevent takeover attempts);
v.Stock splits; or
vi.Amend bylaws/articles of association to bring in line with changes in local laws and regulations.
PIM will oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.

2)CAPITAL STRUCTURE

Stock Issuance

PIM will consider on a case-by-case basis all proposals to increase the issuance of common stock, considering company-specific factors that include, at a minimum:

i.Past board performance (use of authorized shares during the prior three years);
ii.Stated purpose for the increase;
iii.Risks to shareholders of not approving the request; or
iv.Potential dilutive impact.
PIM will generally vote for such proposals (without preemptive rights) up to a maximum of 20% more than currently issued capital over a specified period, while taking into account management’s prior use of these preemptive rights. PIM will, however, vote against such proposals if restrictions on discounts are inadequate (i.e., discount limit is not stated or is in excess of 10% of the market price) and/or the limit on the number of times the mandate may be refreshed is not in line with local market practices.

Appendix B-2

3)AUDIT SERVICES

PIM is likely to support the approval of auditors unless,

i.Independence is compromised;
ii.Non-audit (“other”) fees are greater than the sum of the audit fees[1], audit-related fees[2] and permissible tax fees[3];
iii.There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
iv.Serious concerns about accounting practices are identified, such as fraud, misapplication of Generally Accepted Accounting Principles (“GAAP”) and material weaknesses identified in Section 404 disclosures of the Sarbanes-Oxley Act of 2002.
PIM will also apply a case-by-case assessment to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

4)COMPENSATION

PIM supports reasonable incentive programs designed to attract and retain key talent. PIM typically supports management’s discretion to set compensation for executive officers, so long as the plan aligns management and shareholder interests. PIM evaluates each plan in detail to assess whether the plan provides adequate incentive to reward long-term performance and the impact on shareholder value (e.g. dilution).

Say on Pay

PIM prefers a shareholder vote on compensation plans to provide a mechanism to register discontent with the plan itself or management team performance. As long as such proposals are non-binding and worded in a generic manner (unrestrictive to actual company plans), PIM will support them. In evaluating these proposals, PIM will generally consider, at minimum: company performance, pay practices relative to industry peers, potentially problematic pay practices and/or past unresponsive behavior.

Circumstances where PIM may oppose these proposals include:

i.Restricts the company’s ability to hire new, suitable management; or
ii.Restricts an otherwise responsible management team in some other way harmful to the company.

Pay for Performance

Maintaining appropriate pay-for-performance alignment means executive pay practices must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. Our evaluation of this issue will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; vesting schedule; equity-based plan costs; and dilution.

Appendix B-3

Incentive Options

PIM is generally supportive of incentive options that provide the appropriate degree of pay-for-performance alignment (as per the above) and are therefore in shareholder best interest. PIM will vote on a case-by-case basis depending on certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa.

However, the following would generally cause PIM to vote against a management incentive arrangement:

i.The proposed plan is in excess of 10% of shares;
ii.The 3-year average burn rate has been substantially above industry norms;
iii.The new plan replaces an existing plan before the existing plan’s termination date and some other terms of the new plan are likely to be adverse to the maximization of investment returns; or
iv.The proposed plan resets options, or similarly compensates executives, for declines in a company’s stock price. This includes circumstances where a plan calls for exchanging a lower number of options with lower strike prices for an existing larger volume of options with high strike prices, even when the option valuations might be considered the same total value. However, this would not include instances where such a plan seeks to retain key executives who have been undercompensated in the past.

Golden Parachutes / Severance Agreements

PIM will vote on a case-by-case basis, considering at minimum existing change-in-control arrangements maintained with named executive officers and new or extended arrangements.

PIM will generally vote against such proposals if:

i.The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry;
ii.The proposed parachute or severance arrangement is considerably more financially attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is three or more times greater than the affected executive’s then-current compensation shall be voted against; or
iii.The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).

Tax Deductibility

Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a case-by-case basis, considering the overall impact of the amendment(s).

5)BOARD

Director Elections

PIM generally will evaluate director nominees individually and as a group based on our assessment of record and reputation, business knowledge and background, shareholder value mindedness,
Appendix B-4

accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character. PIM will apply a case-by-case approach to determine whether to vote for or against directors nominated by outside parties whose interests may conflict with our interests as shareholders, regardless of whether management agrees with the nomination.

Board Independence

PIM will generally withhold votes from or vote against any insiders and affiliated outsiders on boards that are not at least majority independent. PIM also prefers companies to have audit committees composed of entirely independent directors.

PIM may vote in favor of any such directors in exceptional circumstances where the company has shown significant improvement.

Board Size

PIM believes there is no optimal size or composition that fits every company. However, PIM prefers that the number of directors cannot be altered significantly without shareholder approval; otherwise, potentially allowing the size of the board to be used as an anti-takeover defense.

Board Tenure

PIM believes that any restrictions on a director’s tenure, such as a mandatory retirement age or length of service limits, could harm shareholder interests by forcing experienced and knowledgeable directors off the board. However, PIM prefers that boards do not have more than 50% of members serving for longer than ten years to avoid board entrenchment and ‘group-think’.

Chairman/CEO

PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on our assessment of the strength of the company’s governing structure, the independence of the board and compliance with local listing requirements, among other factors. When the positions of Chairman and CEO are combined, PIM prefers that the company has a lead independent director to provide some independent oversight.

Cumulative Voting

PIM will generally vote against proposals to establish cumulative voting, as this leads to misaligned voting and economic interest in a company. PIM will, however, vote in favor of proposals for cumulative voting at controlled companies where insider voting power is greater than 50%.

Director Over-Boarding

PIM will vote such proposals on a case-by-case basis but prefers that directors do not sit on more than three additional boards. In evaluating these proposals PIM will consider, at minimum, management tenure, director business expertise and director performance.

Appendix B-5

Classified Boards

PIM generally opposes classified boards because this makes a change in board control more difficult and hence may reduce the accountability of the board to shareholders. However, these proposals will be evaluated on a case-by-case basis and will consider, at minimum, company and director performance.

Board Diversity

PIM is generally supportive of a diverse board (age, experience, race, gender etc.) that is representative of its customers and stakeholders. That said, PIM does not believe in board quotas or any restrictions on director tenure that could harm shareholder interests by preventing qualified board candidates from being nominated or forcing experienced or knowledgeable directors off the board.

6)SHAREHOLDER RIGHTS

In general PIM does not support any proposals designed to limit shareholder rights; below we have outlined some of the issues we consider most important.

Special Meetings

PIM generally supports proposals enabling shareholders to call a special meeting of a company so long as at least a 15% threshold with a one-year holding period is necessary for shareholders to do so. However, on a case-by-case basis, a 10% threshold may be deemed more appropriate should particular circumstances warrant; for example, in instances where executive compensation or governance has been an issue for a company.

One Share, One Vote

PIM is generally opposed to proposals to create dual-class capitalization structures as these provide disparate voting rights to different groups of shareholders with similar economic investments. However, PIM will review proposals to eliminate a dual-class structure on a case-by-case basis, considering, at minimum, management’s prior record.

Supermajority

PIM does not support supermajority voting provisions with respect to corporate governance issues unless it would be in the best interest of shareholders. In general, vesting a minority with veto power over shareholder decisions could deter tender offers and hence adversely affect shareholder value.

Proxy Access

PIM will assess these proposals on a case-by-case basis but generally supports proxy access proposals that include an ownership level and holding period of at least 3% for three years or 10% for one year.

Appendix B-6

7)SOCIAL/ENVIRONMENTAL

PIM will consider environmental and social proposals on their own merits and make a case-by-case assessment. PIM will consider supporting proposals that address material issues if we believe they will protect and/or enhance the long-term value of the company.

While PIM is generally supportive of resolutions seeking additional ESG disclosures, such proposals will be evaluated on a case-by-case basis, taking into consideration whether the requested disclosure is material, incremental and of reasonable cost to the business.

8)ANTI-TAKEOVER

PIM generally supports anti-takeover measures that are in the best interest of shareholders and does not support anti-takeover measures such as poison pills that entrench management and/or thwart maximization of investment returns.
Roles & Responsibilities

Role of ISS

PIM has engaged Institutional Shareholder Services (“ISS”) to provide a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our client portfolios. In engaging and continuing to engage ISS, PIM has determined that, where applicable, ISS proxy voting guidelines are consistent with ERISA’s fiduciary duties including that the votes are made in the best interest of our clients, focus on yielding the best economic results for our clients. ISS also votes, records and generates a voting activity report for our clients, and assists us with recordkeeping and the mechanics of voting. In no circumstance shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by PIM. PIM retains responsibility for instructing ISS how to vote, and we still apply our own Guidelines as set forth herein. PIM does not utilize pre-population or automated voting except as a safeguard mechanism designed to ensure that, in the unlikely event that we fail to submit vote instructions for a particular proxy, our shares will still get voted. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with our Guidelines (when they specifically cover the item being voted on), and to refer all other items back to PIM for instruction (when there is no PIM policy covering the vote).

When voting a proxy for a security that PIM’s Research team does not cover, we will vote in accordance with our Guidelines (when they specifically cover the item being voted on) and defer to ISS’s recommendations on all other items.

PIM has also engaged ISS to assist in meeting the annual Form N-PX filing requirement for Advisers finalized by the SEC to take effect for the 2024 reporting cycle (see Regulatory Reporting).

Periodically, PIM’s Vendor Management Committee conducts a due diligence review of ISS, through which it reviews and evaluates certain key policies and procedures submitted to us by ISS. PIM’s Proxy Coordinator reconciles votable holdings against the ISS portal sharecount before each meeting. PIM also samples and reviews proxy votes when testing our Proxy Voting Policy, as part of our regular compliance testing procedures. Further, PIM reviews ISS’ procedures for receiving additional information from issuers after a proxy has been sent, incorporating that information into its recommendations, and sending that information and/or updated recommendations to PIM.

Appendix B-7

Role of Analyst

The analyst who is responsible for covering the company also votes the associated proxies since they have first-hand in-depth knowledge of the company. In evaluating proxy issues, the analyst will utilize a variety of sources to help come to a decision:

i.Information gathered through in-depth research and ongoing company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes regular external engagements with senior management of portfolio companies and internal discussions with Portfolio Managers (“PMs”) and the Chief Investment Officer (“CIO”), as needed;
ii.ISS reports to help identify and flag factual issues of relevance and importance;
iii.Information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services; and/or
iv.Where applicable, any specific guidelines designated in writing by a client.

Proxy Voting Committee

To help make sure that PIM votes client proxies in accordance with our fiduciary obligation to maximize shareholder value, we have established a Proxy Voting Committee (“the Committee”) which is responsible for overseeing the Guidelines. The Committee consists of representatives from Legal, Compliance, Research, and Operations, including our Chief Compliance Officer (CC”), Director of Research (DOR), and at least one PM (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The Committee will meet at least once annually and as often as necessary to oversee our approach to proxy voting.

The DOR is responsible for monitoring the analyst’s compliance with the Guidelines, the CCO is responsible for monitoring overall compliance with these procedures and an internally designated “Proxy Coordinator” is responsible for day-to-day proxy voting activities.

Conflicts of Interest

PIM is sensitive to conflicts of interest that may arise in the proxy voting process. PIM believes that application of the Guidelines should, in most cases, adequately address any potential conflicts of interest. However, if an actual or potential material conflict of interest has been identified, PIM has put in place a variety of different mitigation strategies as outlined below.

A potential material conflict of interest could exist in the following situations:

i.PIM manages any pension or other assets affiliated with a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios;
ii.PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; or
iii.A PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member is generally defined as a spouse, child, parent, or sibling.

Appendix B-8

If a potential material conflict of interest exists, the following procedures will be followed:

i.If our proposed vote is consistent with the Guidelines, above, we will vote in accordance with our proposed vote;
ii.If our proposed vote is inconsistent with or not covered by our Guidelines, but is consistent with the recommendations of ISS, we will vote in accordance with ISS recommendations; and
iii.If our proposed vote is inconsistent with or not covered by our Guidelines, and is inconsistent with the recommendations of ISS, the CCO and the DOR (or their respective designees) (the “Conflicts Committee”) will review the potential conflict and determine whether the potential conflict is material.
1.If the Conflicts Committee determines that the potential conflict is not material, we will vote in accordance with the proposed vote.
2.If the Conflicts Committee determines the potential conflict is material, the Conflicts Committee will review the proposed vote, the analysis and rationale for the vote recommendation, the recommendations of ISS and any other information the Conflicts Committee may deem necessary in order to determine whether the proposed vote is reasonable and not influenced by any material conflicts of interest. The Conflicts Committee may seek to interview the research analysts or portfolio managers or any other party it may deem necessary for making its determination.
a.If the Conflicts Committee determines the proposed vote is reasonable and not influenced by any conflicts of interest, we will vote in accordance with our proposed vote.
b.If the Conflicts Committee cannot determine that the proposed vote is reasonable and not influenced by any conflict of interest, the Conflicts Committee will determine the best course of action in the best interest of the clients, which may include deferring to the ISS recommendation or notifying each client who holds the relevant securities of the potential conflict, to seek such client’s voting instruction.

On an annual basis, we will review and assess the conflicts policies and Code of Conduct that ISS posts on its website for sufficiency in addressing potential conflict of interest, self-dealing and improper influence issues that may affect voting recommendations by ISS. PIM will also periodically review samples of ISS’ recommendations for voting proxies, after the vote has occurred, to ensure that ISS’ recommendations are consistent with ISS’ proxy voting guidelines, as applicable. PIM’s analysts also incorporate information regarding ISS’ potential conflicts of interest into their process when evaluating and voting proxies, and on a annual basis, our DOR reviews an updated list of ISS’ significant client relationships.

Other Situations

Client Conflict

Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios, the following guidance should be followed:

1.The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an analyst’s determination whether a vote for or against a proposal is in the best interest of our clients.
Appendix B-9

2.Where PIM determines that it is in the best interest of our clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of our other clients.
3.If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interest of our clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within three business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.

Analyst Conflict

If the analyst voting the proxy also beneficially owns shares of the company in his/her personal trading accounts, they must notify the Proxy Coordinator, and the DOR must sign off on the analyst’s votes for that company. It is the responsibility of each analyst to disclose such personal interest and obtain such approval. Any other owner, partner, officer, director, or employee of PIM who has a personal or financial interest in the outcome of the vote is prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
Voting Procedures

If an analyst desires to vote contrary to the Guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the analyst will discuss the vote with the CIO, and/or DOR and/or a PM for the strategy in which the security is held. The CIO, DOR and/or the PM, shall, in turn, determine how to vote the proxy based on the analyst’s recommendation and the long-term economic impact such vote will have on the securities held in client portfolios. If the CIO, DOR and/or the PM agree with the analyst’s recommendation and determine that a contrary vote is advisable the analyst will provide written documentation of the reasons for the vote.

Vote Processing

It is understood that PIM’s and ISS’ ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

Client Communication

PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. We also will update our ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.

Appendix B-10

Return Proxies

The CCO, Proxy Coordinator, or designee shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes, unless not possible to do so due to late receipt or other exigent circumstances.

CORPORATE ACTIONS

PIM is responsible for monitoring both mandatory (e.g. calls, cash dividends, exchanges, mergers, spin-offs, stock dividends and stock splits) and voluntary (e.g. rights offerings, exchange offerings, and tender offers) corporate actions. Operations personnel will ensure that all corporate actions received are promptly reviewed and recorded in PIM’s portfolio accounting system and properly executed by the custodian banks for all eligible portfolios. On a daily basis, a file of PIM’s security database is sent to a third-party service, Vantage, via an automated upload which then provides corporate action information for securities included in the file. This information is received and acted upon by the Operations personnel responsible for corporate action processing. In addition, PIM receives details on voluntary and mandatory corporate actions from the custodian banks via email or online system and all available data is used to properly understand each corporate event.

Voluntary Corporate Actions

The Portfolio Management team is responsible for providing guidance to Operations on the course of action to be taken for each voluntary corporate action received in accordance with the standards described above for proxy voting, including, but not limited to, acting in the best interest of clients to maximize long-term shareholder value and yield the best economic results. In some instances, if consistent with such standards, the Portfolio Management team may maintain standing instructions on particular event types. As appropriate, Legal and Compliance may be consulted to determine whether certain clients may participate in certain corporate actions. Operations personnel will then notify each custodian bank, either through an online interface, via email, or with a signed faxed document of the election selected. Once all necessary information is received and the corporate action has been vetted, the event is processed in the portfolio accounting system and filed electronically. A log of holdings information related to the corporate action is maintained for each portfolio in order to confirm accuracy of processing.

CLASS ACTIONS

PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation.

Record Keeping

PIM or ISS, on PIM’s behalf, maintains (i) copies of the proxy materials received by PIM for client securities; (ii) records of proxies that were not received and what actions were taken to obtain them; (iii) votes cast on behalf of clients by account; (iv) records of any correspondence made regarding specific proxies and the voting thereof; (v) client requests for proxy voting information (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX); (vi) documents prepared by PIM to inform and/or memorialize a voting decision, including these policies and procedures and any documentation related to a material conflict of interest; and (vii) records of any deviations from broad Guidelines. Such records will be maintained for a minimum of six years.
Appendix B-11

Policy Review

The Proxy Voting Committee reviews these Voting Guidelines and procedures at least annually and makes such changes as it deems appropriate, considering current trends and developments in corporate governance and related issues, as well as operational issues facing PIM and applicable regulations under the Investment Company Act, Advisers Act and ERISA.

[1] Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with the SEC
[2] Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards
[3] Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
Appendix B-12

STATEMENT OF ADDITIONAL INFORMATION
March 31, 2026
Pzena International Value ETF
(Ticker: PZIV)

the above listed on the NYSE Arca, Inc. (the “Exchange”)
A series of Advisors Series Trust (the “Trust”)
This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectus for the Pzena International Value ETF (the “Fund”), a series of Advisors Series Trust (the “Trust”), dated March 31, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 1-800-617-0004 or visiting www.pzena.com/etfs.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the SEC) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The Fund offers and issues Shares at its net asset value (NAV) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in the Fund’s portfolio. Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management of investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification of Investments
The Fund is diversified.Under applicable federal securities laws, the diversification of a fund’s holdings is measured at the time the Fund purchases a security. This means that, with regards to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal securities laws.

Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not or could not buy. If this were to happen, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

DESCRIPTION OF PERMITTED INVESTMENTS
The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Equity Securities
Common stocks, convertible securities, rights, warrants and American Depositary Receipts (ADRs) are examples of equity securities in which the Fund may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks
A common stock represents a proportionate share of the ownership of a company, and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks
A preferred stock blends the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects. Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks; they are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Convertible Securities
Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Foreign Investments
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund reserves the right to invest in Depositary Receipts (DRs), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the United States, including those denominated in currencies other than the U.S. dollar.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other forms of DRs. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Foreign Currency Transactions
The Fund may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification, and balance-of-payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers, and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. The Fund invests in securities denominated in U.S. dollars and the Pzena International Value ETF also invests in securities denominated in foreign currencies. For this reason, the value of the Fund’s assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar. Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar-denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes. The interest and dividends payable to the Fund on certain of the Fund’s foreign portfolio securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Fund may not be eligible to pass through to shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Emerging Markets. The Fund may invest in foreign securities, including securities of companies located in developing or emerging markets, which are exposed to additional risks, including the following: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Frontier Markets. The Fund may invest in frontier markets, which may contain even greater risks than emerging markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.

Russia/Ukraine. As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.

Risks Associated with Japan. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Real Estate Investment Trusts (REITs) and Foreign Real Estate Companies
The Fund may invest in shares of REITs. REITs are pooled investment vehicles that invest primarily in real estate or real estate-related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund indirectly bears its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the “1940 Act”). REITs (especially mortgage REITs) are also subject to interest rate risks.

The Fund may also invest in foreign real estate companies. Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund bears a proportionate share of those expenses.

Initial Public Offerings (IPOs)
The Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on the Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on the Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investment Company Securities
The Fund may invest in shares of other investment companies, including other exchange-traded funds (ETFs), money market funds, and mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act. The Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear their pro rata portion of each of the other investment company’s advisory and operational expenses.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load or service fee charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (FINRA). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee, or service fee).

Rule 12d1-4 permits additional types of fund of funds arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a securities exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs would involve duplication of advisory fees and other expenses since the Fund would be investing in another investment company. In addition, the Fund’s investment in ETFs would also be subject to its limitations on investments in investment companies discussed above. To the extent the Fund were to invest in ETFs which focus on a particular market segment or industry, the Fund would also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund may invest would be listed on a national securities exchange and the Fund would purchase or sell these shares on the secondary market at its current market price, which could be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs, only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from another ETF.

Master Limited Partnerships and Other Publicly Traded Partnerships
The Fund may invest in master limited partnerships (MLPs) and other publicly traded partnerships (PTPs) formed as partnerships, limited partnerships, or limited liability companies, the interests of which (known as “units”) are listed and traded on a securities exchange. Some PTPs, such as MLPs, provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. A limited partnership has one or more general partners (which may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. Certain of the PTPs in which the Fund may invest are expected to be treated as “qualified publicly traded partnerships” for federal income tax purposes. These include MLPs and other entities qualifying under limited exceptions in the Code.

Many MLPs derive income and capital gains from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Fund may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors.

MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund from an MLP are less than the Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company (RIC) and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

Holders of PTP units of a particular PTP also are exposed to a remote possibility of liability for the obligations of that PTP under limited circumstances not expected to be applicable to the Funds. In addition, the value of the Fund’s investment in PTPs depends largely on the PTPs being treated as “qualified publicly traded partnerships” for federal income tax purposes. If a PTP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it could be taxed as a corporation. In that case, the PTP would be obligated to pay federal income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in the Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares. In addition, if a PTP in which the Fund invests does not qualify as a “qualified publicly traded partnership” (and is otherwise not taxed as a corporation), the Fund must look through to the character of the income generated by the PTP. Such income may not qualify as “good income,” and therefore, could adversely affect the Fund’s status as a RIC.

To the extent that a limited partnership’s interests are all in a particular industry, the limited partnership will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. For example, investors in limited partnerships may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership to its investors. In addition, investments in certain investment vehicles, such as PTPs and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Options
The Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option. A call is “covered” if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

The Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

The Fund also may write and purchase put options (“puts”). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

The Fund’s option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (OCC) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options – When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•Allowing it to expire and losing its entire premium;
•Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options – When the Fund writes a call option, it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counterparty to the option.

The Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

•The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency, or futures contract;
•A call option on the same security or index with the same or lesser exercise price;
•A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•In the case of an index, the fund of securities that corresponds to the index.

The Fund can cover a put option by:
•Entering into a short position in the underlying security;
•Purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with the same or greater exercise price;
•Purchasing a put option on the same security, index, interest rate, foreign currency, or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
•Maintaining the entire exercise price in liquid securities.

Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or a segment of the securities market, rather than price fluctuations in a single security.

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reason it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declined, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

Combined Positions – The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – The Fund may enter into cap and floor agreements. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives – The Fund is classified as a limited derivatives user under Rule 18f-4 of the 1940 Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. These restrictions are not fundamental and may be changed by the Fund without a shareholder vote.

Rule 18f-4 under the 1940 Act requires a fund that trades derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) to be subject to a value-at-risk (VaR) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. These requirements may limit the ability of a fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and the cost of doing business, which could adversely affect investors.

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Derivative Management Risk – If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on its Adviser’s expectation that the price of the underlying security would fall, but the price rose instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price fell instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously.

There are generally no restrictions on the Fund’s ability to invest in restricted securities – that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”) – except to the extent such securities may be considered illiquid. These securities are sometimes referred to as private placements. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

When-Issued Securities
The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund, and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Rule 18f-4 under the 1940 Act permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4. See “Risks of Derivatives” above.

Repurchase Agreements
The Fund may invest in repurchase agreements. Pursuant to such agreements, the Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

Participation Interests
The Fund may invest in participation interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser’s rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Participation Notes
The International Value ETF may invest up to 10% of the Fund’s assets in participation notes (“P-Notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If a P-Note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-Note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-Note or that the trading price of a P-Note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-Note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-Notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-Notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Time Deposits
To the extent permitted under their investment objectives and policies, the Fund may make interest bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

U.S. Government Obligations
The Fund may make investments in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms. The Fund will not be eligible to distribute exempt-interest dividends to their shareholders, even if their investments include mutual funds that hold U.S. government or municipal obligations that generate tax-exempt interest.

Short-Term, Temporary, and Cash Investments
The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objectives and policies stated above and in the Fund’s Prospectus, the Fund may make interest bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P Global Ratings (S&P), “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Securities Lending
The Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Generally, the Fund may lend portfolio securities to securities broker-dealers or financial institutions under the following conditions: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets. As part of participating in a lending program, the Fund invests its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund. All investments made with the cash collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund has to cover the loss when repaying the collateral. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

Temporary Defensive Position
For temporary defensive purposes when the Adviser believes market, economic, political, or other conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objectives. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Special Risks Related to Cyber Security
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
The Fund may not do the following:
1.With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer at the time of purchase or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
2.Borrow money, except as permitted under the 1940 Act.
3.Issue senior securities, except as permitted under the 1940 Act.
4.Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
5.Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
6.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
7.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
8.Make loans to others, except as permitted under the 1940 Act.
The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not do the following:
1.Invest in any issuer for purposes of exercising control or management.
2.Invest in securities of other investment companies, except as permitted under the 1940 Act.
3.With respect to the Pzena International Value ETF, make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60-days written notice.
MANAGEMENT OF THE TRUST
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies, and to the general supervision of the Board. The Trustees and officers of the Trust, their years of birth, positions with the Trust, terms of office with the Trust, length of time served, business addresses and principal occupations during the past five years, and other directorships held are set forth in the table below.
Independent Trustees(1)

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (1960) 615 E. Michigan Street Milwaukee, WI 53202	Board Chair Trustee	Indefinite term; since October 2023. Indefinite term; since March 2017.	Independent Contractor (February 2025 to present); Partner, QSV Equity Investors, LLC (a privately held investment advisory firm) (February 2019 to February 2025); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately held investment advisory firm) (2002 to 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Michele Rackey (1959) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to 2020).	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Anne W. Kritzmire (1962) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	Principal Owner of AW Kritzmire Consulting (2021-Present); Business Faculty Lead of Lake Forest Graduate School of Management (2021-Present); Head of Multi-Asset and various other positions of Nuveen Investments (1999-2020).	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Lead Independent Director of Thornburg Income Builder Opportunities Trust (a closed end fund) (2020-Present); Trustee, Finance Commissioner, and Acting Treasurer of Village of Long Grove (municipal government) (2017-2025).
Craig B. Wainscott (1961) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	CEO instaCOVER LLC (Specialized insurance/technology company) 2014-2021, and CFO 2021-2023.	5	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee of iMGP Funds (14 Funds) (2024-Present); Independent Trustee and Board Chair of Brandes Investment Trust (6 Funds) (2011-2024); Board Member of Paradigm Project (social venture company) (2010-2020).

Officers

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (1969) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (1971) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (1982) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Albert Sosa (1970) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since March 2025.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2004 to present).
Joseph R. Kolinsky (1970) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.
Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

Lillian A. Kabakali (1980) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since March 2026.	Vice President, U.S. Bank Global Fund Services (January 2026 to present); Senior Counsel, Royal Bank of Canada (February 2025 to November 2025); Vice President, U.S. Bank Global Fund Services (April 2023 to February 2025); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023).
*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of the Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)The Trust was comprised of numerous active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Pzena Mid Cap Value Fund, Pzena Small Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena International Small Cap Value Fund, Pzena International Value Fund and Pzena U.S. Large Cap Value ETF (offered in separate Prospectuses and SAIs) and Pzena International Value ETF (collectively “Pzena Funds”) and not to any other series of the Trust.

(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (CCO) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Governance and Nominating Committee and a Qualified Legal Compliance Committee (the QLCC), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The President and Principal Executive Officer of the Trust is not a Trustee, but rather a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed David Mertens, an Independent Trustee, as Board Chair, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chair positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks) the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit

Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as an Independent Contractor. Mr. Mertens previously served as Partner and Head of Business Development of QSV Equity Investors, LLC, a privately held investment advisory firm, from 2019 to 2025. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and Chief Operating Officer of the ARK Funds for nine years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller Graduate School of Management in Chicago. Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.
Anne W. Kritzmire. Ms. Kritzmire has substantial experience in registered funds and investment management through her experience as Head of Multi-Asset/Solutions Marketing, Managing Director of Closed-End Funds, Managing Director of Channel Marketing, and Director of Customer Insights at Nuveen Investments. Ms. Kritzmire serves as Lead Independent Director on the Board of Directors and is a member of the Audit Committee and Nominating and Governance Committee of the Thornburg Income Builder Opportunities Trust (2020-Present). With respect to the Thornburg Income Builder Opportunities Trust, she is considered to be a qualified financial expert. She has also served on several other boards including as a Trustee, Financial Commissioner, and Acting Treasurer at Village of Long Grove (2017-2025). Ms. Kritzmire has a B.S. in Electrical Engineering from University of Notre Dame and has an MBA in Finance and Marketing from Northwestern University, Kellogg Graduate School of Management. Ms. Kritzmire serves as an Audit Committee Financial Expert for the Trust.

Craig B. Wainscott. Mr. Wainscott has substantial global executive and advisory experience, including his current position as a mutual fund trustee at iMGP Funds and early-stage business advisor. He formerly served as an Independent Trustee and Board Chair of Brandes Investment Trust. He also has extensive C-Suite Leadership, including his position as Chief Executive Officer at Russell Investments Canada for five years, leading a diverse collection of businesses such as mutual funds, institutional funds, consulting, and brokerage. He has also served as CEO at instaCOVER LLC and CFO at The Paradigm Project. Mr. Wainscott continues to serve as Board Advisor at Cadenced Biomedical (an early-stage medical device company). He has also served as a board member for The Paradigm Project. Mr. Wainscott is a qualified financial expert, having served as the CFO for two organizations, audit committee member, and is a CFA. Mr. Wainscott serves as an Audit Committee Financial Expert for the Trust.
Trust Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Governance and Nominating Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. Ms. Rackey is the Chair of the Audit Committee. The Audit Committee will meet at least once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
The Governance and Nominating Committee is comprised of all, and only of, the Independent Trustees. The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.
The Governance and Nominating Committee meets regularly with respect to the various series of the Trust. The Governance and Nominating Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Wainscott is the Chair of the Governance and Nominating Committee.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2025.

Independent Trustees	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Fund Shares in the Trust
David G. Mertens	None	Over $100,000
Michele Rackey	None	$50,001 - $100,000
Anne W. Kritzmire	None	None
Craig B. Wainscott	None	None
As of December 31, 2025, neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Advisor, the distributor, as defined below, or an affiliate of the Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.
Compensation
Effective January 1, 2026, the Independent Trustees each receive an annual retainer of $116,500 per year allocated among each of the various portfolios comprising the Trust, an additional $7,000 per regularly scheduled Board meeting, and an additional $1,500 for certain special meetings, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2026, the annual retainer was $108,500. The Trust Chair, Chair of the Audit Committee, and Chair of the Governance and Nominating Committee each receive a separate annual fee of $15,000, $10,000, and $5,000, respectively, provided that the separate fee for the Chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee Chair. The Trust has no pension or retirement plan. Set forth below is the estimated compensation to be received by the Independent Trustees from the Fund for the fiscal period ending February 28, 2027:

	Aggregate Estimated Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
David Mertens	$4,766	None	None	$35,621
Michele Rackey	$4,609	None	None	$34,525
Anne W. Kritzmire	$4,297	None	None	$32,339
Craig B. Wainscott	$4,453	None	None	$33,432
(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Pzena Funds and not to any other series of the Trust.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the applicable Fund.
CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters’ exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined on the Internet at the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser has established and maintains proxy voting guidelines to carry out proxy voting for the Fund. The voting guidelines are attached to this SAI as Appendix B. The Adviser will vote all proxies after making the determination that the vote is in the best interest of the Fund’s shareholders. In determining whether a proposal serves the best interests of the Fund and its shareholders, the Adviser will consider a number of factors, including the economic effect of the proposal on shareholder value, the threat posed by the proposal to existing rights of shareholders, the dilution of existing shares that would result from the proposal, the effect of the proposal on management or director accountability to shareholders, and, if the proposal is a shareholder initiative, whether it wastes time and resources of the company or reflects the grievance of one individual. The Adviser will abstain from voting proxies when it believes it is appropriate to do so.
The Adviser has established a Proxy Voting Committee which is comprised of employees separate from those persons responsible for the Fund’s portfolio management. If a material conflict of interest over proxy voting arises between the Adviser and the Fund, such proxy votes will be referred to the Proxy Voting Committee, and the Committee will vote all such proxies in accordance with the policy described above. The goal of the Proxy Voting Committee is to ensure that all proxy votes serve the best interests of the Fund and its shareholders.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004, (2) on the Fund’s website at www.pzena.com/etfs, or (3) on the SEC’s website at www.sec.gov.
INVESTMENT ADVISER AND SUB-ADVISER
Adviser
Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, New York 10022, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Richard S. Pzena, Chairman, is a control person due to his greater than 25% ownership of the Adviser.
Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, securities lending, accounting, distribution, and other services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee from the Fund.

For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets, as follows:

Fund Name	Management Fee
Pzena International Value ETF	0.70%
The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for successive annual periods, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.
The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.
Manager-of-Managers Arrangement
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser will apply for exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.
The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or material changes to sub-advisory agreements within 90 days of the change. There is no assurance the Order will be granted.
The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.
Sub-Adviser
The Trust, on behalf of the Fund, and the Adviser have retained Tidal Investments LLC (the “Sub-Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, to serve as sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s portfolio, subject to the supervision of the Adviser and the Board.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Fund, in compliance with the 1940 Act. The Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
PORTFOLIO MANAGERS
The portfolio managers responsible for the day-to-day management of the Pzena International Value ETF are Mmes. Allison Fisch and Caroline Cai, and Messrs. Rakesh Bordia and John Goetz.

Other Accounts. In addition to the Fund, the portfolio managers managed the following other accounts as of December 31, 2025:

Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets (in millions)	Number of Accounts with Advisory Fee based on Performance	Total Assets of Accounts with Advisory Fee based on Performance (in millions)
Rakesh Bordia
Registered Investment Companies	19	$13,047	1	$380
Other Pooled Investments	39	$6,344	1	$499
Other Accounts	42	$12,623	0	$0
Caroline Cai
Registered Investment Companies	20	$14,998	2	$2,332
Other Pooled Investments	68	$33,795	4	$940
Other Accounts	58	$18,128	0	$0
Allison Fisch
Registered Investment Companies	19	$13,047	1	$380
Other Pooled Investments	39	$6,344	1	$499
Other Accounts	41	$12,621	0	$0
John P. Goetz
Registered Investment Companies	13	$10,788	1	$1,951
Other Pooled Investments	57	$32,642	3	$441
Other Accounts	47	$12,242	1	$131

Adviser
Material Conflicts of Interest. The Adviser’s portfolio managers have portfolio management responsibility for all the investment accounts of the Adviser. There is a potential conflict should one of these accounts be favored over another, but the intention of the Adviser is to treat all accounts equally. The investment accounts are expected to hold generally the same securities in the same proportions. Buy and/or sell orders will normally be placed concurrently for each account. Any differences between the investment accounts would be expected to arise from differential cash flows and investment restrictions.
Compensation. The portfolio managers of the Adviser are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. Eligibility for bonus compensation is examined annually by the Adviser. The Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund. For investment professionals, the Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, the Adviser always looks at the person as a whole and the contributions that they have made and are likely to make in the future. The Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm’s value investment philosophy. Ultimately, the equity ownership is the primary tool used by the Adviser for attracting and retaining the best people. This ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors. All portfolio managers listed are equity owners of the Adviser.
Securities Owned in the Fund by the Portfolio Managers. The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Fund.

THE DISTRIBUTOR
The Trust, the Adviser, and Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.

Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
THE ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL
Deloitte & Touche LLP, 777 East Wisconsin Avenue, 34th Floor, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Sullivan & Worcester LLP (“Sullivan & Worcester”), 1251 Avenue of the Americas, 19th Floor, New York, New York 10020, serves as legal counsel to the Trust and provides counsel on legal matters relating to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (NSCC).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the applicable Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with the Sub-Adviser’s fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.
The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.
PORTFOLIO TURNOVER
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the applicable Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount, and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the applicable Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of portfolio rebalancing changes. The adjustments described above will reflect changes known to the Adviser and/or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern Time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the first Business Day after the Order Placement Date except as further discussed below. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one business day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m., Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Pzena International Value ETF	$500	2%
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Pzena International Value ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m., Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV. A may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund

Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NAV
The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
The NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s valuation designee. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Adviser. Pursuant to those procedures, the valuation designee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (NOCP). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under the Adviser’s procedures.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Fund’s valuation designee.
All other assets of the Fund are valued in accordance with procedures adopted by the Adviser.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus titled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.

The Trust will file the opinion of counsel supporting the tax consequences of the proposed Reorganizations required by Item 16(12) of Form N-14 through an amendment to the N-14 Registration Statement within a reasonable time after the closing of the Reorganizations.
Taxation of the Fund. The Fund intends to elect and intends to continue to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the applicable Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the applicable Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.
Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. In addition, certain capital gain dividends attributable to dividends the Fund receives from REITs (i.e., “unrecaptured section 1250 gain”) may be taxable to non-corporate shareholders at a rate of 25%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT, however, dividends received by the Fund from a REIT are generally not treated as qualified dividend income. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Certain of the Fund’s investment strategies may significantly reduce or eliminate their ability to make distributions eligible to be treated as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible, and dividends distributed to the Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund shares of a different fund is the same as a sale. In general, provided that a shareholder holds Shares as capital assets, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, such gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of such Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.
Additional Tax Information Concerning U.S. REITs. The Fund may invest in entities treated as REITs for U.S. federal income tax purposes. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that such Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are treated as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so.
Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisers in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (REMICs), (ii) the Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS
Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. The Fund has not commenced operations prior to the date of this SAI and do not yet have financial statements.

APPENDIX A

Description of Ratings

SHORT-TERM RATINGS

S&P Global Ratings (S&P) Short-Term Issue Credit Ratings

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1
Appendix A-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – S&P issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Investors Service, Inc. Short-Term Debt Ratings

Short-Term Ratings
Short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Appendix A-2

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

S&P: Corporate Bond Ratings

The following summarizes the ratings used by S&P for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.
Appendix A-3

They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.
Appendix A-4

APPENDIX B
Pzena Investments Management, LLC
Proxy Voting Policy

Proxy Voting
Revised November 2025

INTRODUCTION

As a registered investment adviser and fiduciary, Pzena Investment Management, LLC (“PIM”) exercises our responsibility, where applicable, to vote in a manner that, in our judgement, is solely in the client’s best interest and will maximize long-term shareholder value. The following policies and procedures have been established to ensure decision making is consistent with PIM’s fiduciary responsibilities and applicable regulations under the Investment Company Act, Advisers Act and ERISA.

GENERAL APPROACH

Each proxy that comes to PIM to be voted shall be evaluated per the prudent process described below, in terms of what is in the best interest of our clients. We deem the best interest of clients to be solely that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). We will not subordinate the interests of our clients to any non-pecuniary interests, nor will we promote non-pecuniary benefits or goals unrelated to our clients’ long-term financial interests.

PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. Where PIM has voting responsibility on behalf of a client, and absent any client-specific instructions, we generally follow the Voting Guidelines (“Guidelines”) set forth below. These Guidelines, however, are not intended as rigid rules and do not cover all possible proxy topics. Each proxy issue will be considered individually, and PIM reserves the right to evaluate each proxy vote on a case-by-case basis, as long as voting decisions reflect what is in the best interest of our clients.

To the extent that, in voting proxies for an account subject to ERISA, PIM determines that ERISA would require voting a proxy in a manner different from these Guidelines, PIM may override these Guidelines as necessary in order to comply with ERISA. Additionally, because clients, including ERISA clients, do not pay any additional fees or expenses specifically related to our proxy voting, there is not a need to consider the costs related to proxy voting impacting the value of an investment or investment performance.

In those instances where PIM does not have proxy voting responsibility, we shall forward any proxy materials to the client or to such other person as the client designates.

Proxy Voting Limitations

While, subject to the considerations discussed above, PIM uses our best efforts to vote proxies, in certain circumstances it may be impractical or impossible to do so. Such instances include but are not limited to
Appendix B-1

share blocking, securities lending, if PIM concludes that abstention is in our clients’ economic interests and/or the value of the portfolio holding is indeterminable or insignificant.

VOTING GUIDELINES

The following Guidelines summarize PIM’s positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted. These Guidelines are not exhaustive and do not cover all potential voting issues or the intricacies that may surround individual proxy votes. Actual proxy votes may also differ from the Guidelines presented, as we will evaluate each individual proxy on its own merit.

It is also worth noting that PIM considers the reputation, experience and competence of a company’s management and board when it researches and evaluates the merits of investing in a particular security. In general, PIM has confidence in the abilities and motives of the board and management of the companies in which we invest.

1)ROUTINE BUSINESS

PIM will typically vote in accordance with the board and management on the items below and other routine issues when adequate information on the proposal is provided.

i.Change in date and place of annual meeting (if not associated with a takeover);
ii.Change in company name;
iii.Approval of financial statements;
iv.Reincorporation (unless to prevent takeover attempts);
v.Stock splits; or
vi.Amend bylaws/articles of association to bring in line with changes in local laws and regulations.
PIM will oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.

2)CAPITAL STRUCTURE

Stock Issuance

PIM will consider on a case-by-case basis all proposals to increase the issuance of common stock, considering company-specific factors that include, at a minimum:

i.Past board performance (use of authorized shares during the prior three years);
ii.Stated purpose for the increase;
iii.Risks to shareholders of not approving the request; or
iv.Potential dilutive impact.
PIM will generally vote for such proposals (without preemptive rights) up to a maximum of 20% more than currently issued capital over a specified period, while taking into account management’s prior use of these preemptive rights. PIM will, however, vote against such proposals if restrictions on discounts are inadequate (i.e., discount limit is not stated or is in excess of 10% of the market price) and/or the limit on the number of times the mandate may be refreshed is not in line with local market practices.

Appendix B-2

3)AUDIT SERVICES

PIM is likely to support the approval of auditors unless,

i.Independence is compromised;
ii.Non-audit (“other”) fees are greater than the sum of the audit fees[1], audit-related fees[2] and permissible tax fees[3];
iii.There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
iv.Serious concerns about accounting practices are identified, such as fraud, misapplication of Generally Accepted Accounting Principles (“GAAP”) and material weaknesses identified in Section 404 disclosures of the Sarbanes-Oxley Act of 2002.
PIM will also apply a case-by-case assessment to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

4)COMPENSATION

PIM supports reasonable incentive programs designed to attract and retain key talent. PIM typically supports management’s discretion to set compensation for executive officers, so long as the plan aligns management and shareholder interests. PIM evaluates each plan in detail to assess whether the plan provides adequate incentive to reward long-term performance and the impact on shareholder value (e.g. dilution).

Say on Pay

PIM prefers a shareholder vote on compensation plans to provide a mechanism to register discontent with the plan itself or management team performance. As long as such proposals are non-binding and worded in a generic manner (unrestrictive to actual company plans), PIM will support them. In evaluating these proposals, PIM will generally consider, at minimum: company performance, pay practices relative to industry peers, potentially problematic pay practices and/or past unresponsive behavior.

Circumstances where PIM may oppose these proposals include:

i.Restricts the company’s ability to hire new, suitable management; or
ii.Restricts an otherwise responsible management team in some other way harmful to the company.

Pay for Performance

Maintaining appropriate pay-for-performance alignment means executive pay practices must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. Our evaluation of this issue will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; vesting schedule; equity-based plan costs; and dilution.

Appendix B-3

Incentive Options

PIM is generally supportive of incentive options that provide the appropriate degree of pay-for-performance alignment (as per the above) and are therefore in shareholder best interest. PIM will vote on a case-by-case basis depending on certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa.

However, the following would generally cause PIM to vote against a management incentive arrangement:

i.The proposed plan is in excess of 10% of shares;
ii.The 3-year average burn rate has been substantially above industry norms;
iii.The new plan replaces an existing plan before the existing plan’s termination date and some other terms of the new plan are likely to be adverse to the maximization of investment returns; or
iv.The proposed plan resets options, or similarly compensates executives, for declines in a company’s stock price. This includes circumstances where a plan calls for exchanging a lower number of options with lower strike prices for an existing larger volume of options with high strike prices, even when the option valuations might be considered the same total value. However, this would not include instances where such a plan seeks to retain key executives who have been undercompensated in the past.

Golden Parachutes / Severance Agreements

PIM will vote on a case-by-case basis, considering at minimum existing change-in-control arrangements maintained with named executive officers and new or extended arrangements.

PIM will generally vote against such proposals if:

i.The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry;
ii.The proposed parachute or severance arrangement is considerably more financially attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is three or more times greater than the affected executive’s then-current compensation shall be voted against; or
iii.The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).

Tax Deductibility

Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a case-by-case basis, considering the overall impact of the amendment(s).

5)BOARD

Director Elections

PIM generally will evaluate director nominees individually and as a group based on our assessment of record and reputation, business knowledge and background, shareholder value mindedness,
Appendix B-4

accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character. PIM will apply a case-by-case approach to determine whether to vote for or against directors nominated by outside parties whose interests may conflict with our interests as shareholders, regardless of whether management agrees with the nomination.

Board Independence

PIM will generally withhold votes from or vote against any insiders and affiliated outsiders on boards that are not at least majority independent. PIM also prefers companies to have audit committees composed of entirely independent directors.

PIM may vote in favor of any such directors in exceptional circumstances where the company has shown significant improvement.

Board Size

PIM believes there is no optimal size or composition that fits every company. However, PIM prefers that the number of directors cannot be altered significantly without shareholder approval; otherwise, potentially allowing the size of the board to be used as an anti-takeover defense.

Board Tenure

PIM believes that any restrictions on a director’s tenure, such as a mandatory retirement age or length of service limits, could harm shareholder interests by forcing experienced and knowledgeable directors off the board. However, PIM prefers that boards do not have more than 50% of members serving for longer than ten years to avoid board entrenchment and ‘group-think’.

Chairman/CEO

PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on our assessment of the strength of the company’s governing structure, the independence of the board and compliance with local listing requirements, among other factors. When the positions of Chairman and CEO are combined, PIM prefers that the company has a lead independent director to provide some independent oversight.

Cumulative Voting

PIM will generally vote against proposals to establish cumulative voting, as this leads to misaligned voting and economic interest in a company. PIM will, however, vote in favor of proposals for cumulative voting at controlled companies where insider voting power is greater than 50%.

Director Over-Boarding

PIM will vote such proposals on a case-by-case basis but prefers that directors do not sit on more than three additional boards. In evaluating these proposals PIM will consider, at minimum, management tenure, director business expertise and director performance.

Appendix B-5

Classified Boards

PIM generally opposes classified boards because this makes a change in board control more difficult and hence may reduce the accountability of the board to shareholders. However, these proposals will be evaluated on a case-by-case basis and will consider, at minimum, company and director performance.

Board Diversity

PIM is generally supportive of a diverse board (age, experience, race, gender etc.) that is representative of its customers and stakeholders. That said, PIM does not believe in board quotas or any restrictions on director tenure that could harm shareholder interests by preventing qualified board candidates from being nominated or forcing experienced or knowledgeable directors off the board.

6)SHAREHOLDER RIGHTS

In general PIM does not support any proposals designed to limit shareholder rights; below we have outlined some of the issues we consider most important.

Special Meetings

PIM generally supports proposals enabling shareholders to call a special meeting of a company so long as at least a 15% threshold with a one-year holding period is necessary for shareholders to do so. However, on a case-by-case basis, a 10% threshold may be deemed more appropriate should particular circumstances warrant; for example, in instances where executive compensation or governance has been an issue for a company.

One Share, One Vote

PIM is generally opposed to proposals to create dual-class capitalization structures as these provide disparate voting rights to different groups of shareholders with similar economic investments. However, PIM will review proposals to eliminate a dual-class structure on a case-by-case basis, considering, at minimum, management’s prior record.

Supermajority

PIM does not support supermajority voting provisions with respect to corporate governance issues unless it would be in the best interest of shareholders. In general, vesting a minority with veto power over shareholder decisions could deter tender offers and hence adversely affect shareholder value.

Proxy Access

PIM will assess these proposals on a case-by-case basis but generally supports proxy access proposals that include an ownership level and holding period of at least 3% for three years or 10% for one year.

Appendix B-6

7)SOCIAL/ENVIRONMENTAL

PIM will consider environmental and social proposals on their own merits and make a case-by-case assessment. PIM will consider supporting proposals that address material issues if we believe they will protect and/or enhance the long-term value of the company.

While PIM is generally supportive of resolutions seeking additional ESG disclosures, such proposals will be evaluated on a case-by-case basis, taking into consideration whether the requested disclosure is material, incremental and of reasonable cost to the business.

8)ANTI-TAKEOVER

PIM generally supports anti-takeover measures that are in the best interest of shareholders and does not support anti-takeover measures such as poison pills that entrench management and/or thwart maximization of investment returns.
Roles & Responsibilities

Role of ISS

PIM has engaged Institutional Shareholder Services (“ISS”) to provide a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our client portfolios. In engaging and continuing to engage ISS, PIM has determined that, where applicable, ISS proxy voting guidelines are consistent with ERISA’s fiduciary duties including that the votes are made in the best interest of our clients, focus on yielding the best economic results for our clients. ISS also votes, records and generates a voting activity report for our clients, and assists us with recordkeeping and the mechanics of voting. In no circumstance shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by PIM. PIM retains responsibility for instructing ISS how to vote, and we still apply our own Guidelines as set forth herein. PIM does not utilize pre-population or automated voting except as a safeguard mechanism designed to ensure that, in the unlikely event that we fail to submit vote instructions for a particular proxy, our shares will still get voted. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with our Guidelines (when they specifically cover the item being voted on), and to refer all other items back to PIM for instruction (when there is no PIM policy covering the vote).

When voting a proxy for a security that PIM’s Research team does not cover, we will vote in accordance with our Guidelines (when they specifically cover the item being voted on) and defer to ISS’s recommendations on all other items.

PIM has also engaged ISS to assist in meeting the annual Form N-PX filing requirement for Advisers finalized by the SEC to take effect for the 2024 reporting cycle (see Regulatory Reporting).

Periodically, PIM’s Vendor Management Committee conducts a due diligence review of ISS, through which it reviews and evaluates certain key policies and procedures submitted to us by ISS. PIM’s Proxy Coordinator reconciles votable holdings against the ISS portal sharecount before each meeting. PIM also samples and reviews proxy votes when testing our Proxy Voting Policy, as part of our regular compliance testing procedures. Further, PIM reviews ISS’ procedures for receiving additional information from issuers after a proxy has been sent, incorporating that information into its recommendations, and sending that information and/or updated recommendations to PIM.

Appendix B-7

Role of Analyst

The analyst who is responsible for covering the company also votes the associated proxies since they have first-hand in-depth knowledge of the company. In evaluating proxy issues, the analyst will utilize a variety of sources to help come to a decision:

i.Information gathered through in-depth research and ongoing company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes regular external engagements with senior management of portfolio companies and internal discussions with Portfolio Managers (“PMs”) and the Chief Investment Officer (“CIO”), as needed;
ii.ISS reports to help identify and flag factual issues of relevance and importance;
iii.Information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services; and/or
iv.Where applicable, any specific guidelines designated in writing by a client.

Proxy Voting Committee

To help make sure that PIM votes client proxies in accordance with our fiduciary obligation to maximize shareholder value, we have established a Proxy Voting Committee (“the Committee”) which is responsible for overseeing the Guidelines. The Committee consists of representatives from Legal, Compliance, Research, and Operations, including our Chief Compliance Officer (CCO), Director of Research (DOR), and at least one PM (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The Committee will meet at least once annually and as often as necessary to oversee our approach to proxy voting.

The DOR is responsible for monitoring the analyst’s compliance with the Guidelines, the CCO is responsible for monitoring overall compliance with these procedures and an internally designated “Proxy Coordinator” is responsible for day-to-day proxy voting activities.

Conflicts of Interest

PIM is sensitive to conflicts of interest that may arise in the proxy voting process. PIM believes that application of the Guidelines should, in most cases, adequately address any potential conflicts of interest. However, if an actual or potential material conflict of interest has been identified, PIM has put in place a variety of different mitigation strategies as outlined below.

A potential material conflict of interest could exist in the following situations:

i.PIM manages any pension or other assets affiliated with a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios;
ii.PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; or
iii.A PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member is generally defined as a spouse, child, parent, or sibling.

Appendix B-8

If a potential material conflict of interest exists, the following procedures will be followed:

i.If our proposed vote is consistent with the Guidelines, above, we will vote in accordance with our proposed vote;
ii.If our proposed vote is inconsistent with or not covered by our Guidelines, but is consistent with the recommendations of ISS, we will vote in accordance with ISS recommendations; and
iii.If our proposed vote is inconsistent with or not covered by our Guidelines, and is inconsistent with the recommendations of ISS, the CCO and the DOR (or their respective designees) (the “Conflicts Committee”) will review the potential conflict and determine whether the potential conflict is material.
1.If the Conflicts Committee determines that the potential conflict is not material, we will vote in accordance with the proposed vote.
2.If the Conflicts Committee determines the potential conflict is material, the Conflicts Committee will review the proposed vote, the analysis and rationale for the vote recommendation, the recommendations of ISS and any other information the Conflicts Committee may deem necessary in order to determine whether the proposed vote is reasonable and not influenced by any material conflicts of interest. The Conflicts Committee may seek to interview the research analysts or portfolio managers or any other party it may deem necessary for making its determination.
a.If the Conflicts Committee determines the proposed vote is reasonable and not influenced by any conflicts of interest, we will vote in accordance with our proposed vote.
b.If the Conflicts Committee cannot determine that the proposed vote is reasonable and not influenced by any conflict of interest, the Conflicts Committee will determine the best course of action in the best interest of the clients, which may include deferring to the ISS recommendation or notifying each client who holds the relevant securities of the potential conflict, to seek such client’s voting instruction.

On an annual basis, we will review and assess the conflicts policies and Code of Conduct that ISS posts on its website for sufficiency in addressing potential conflict of interest, self-dealing and improper influence issues that may affect voting recommendations by ISS. PIM will also periodically review samples of ISS’ recommendations for voting proxies, after the vote has occurred, to ensure that ISS’ recommendations are consistent with ISS’ proxy voting guidelines, as applicable. PIM’s analysts also incorporate information regarding ISS’ potential conflicts of interest into their process when evaluating and voting proxies, and on a annual basis, our DOR reviews an updated list of ISS’ significant client relationships.

Other Situations

Client Conflict

Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios, the following guidance should be followed:

1.The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an analyst’s determination whether a vote for or against a proposal is in the best interest of our clients.
Appendix B-9

2.Where PIM determines that it is in the best interest of our clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of our other clients.
3.If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interest of our clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within three business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.

Analyst Conflict

If the analyst voting the proxy also beneficially owns shares of the company in his/her personal trading accounts, they must notify the Proxy Coordinator, and the DOR must sign off on the analyst’s votes for that company. It is the responsibility of each analyst to disclose such personal interest and obtain such approval. Any other owner, partner, officer, director, or employee of PIM who has a personal or financial interest in the outcome of the vote is prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
Voting Procedures

If an analyst desires to vote contrary to the Guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the analyst will discuss the vote with the CIO, and/or DOR and/or a PM for the strategy in which the security is held. The CIO, DOR and/or the PM, shall, in turn, determine how to vote the proxy based on the analyst’s recommendation and the long-term economic impact such vote will have on the securities held in client portfolios. If the CIO, DOR and/or the PM agree with the analyst’s recommendation and determine that a contrary vote is advisable the analyst will provide written documentation of the reasons for the vote.

Vote Processing

It is understood that PIM’s and ISS’ ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

Client Communication

PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. We also will update our ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.

Appendix B-10

Return Proxies

The CCO, Proxy Coordinator, or designee shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes, unless not possible to do so due to late receipt or other exigent circumstances.

CORPORATE ACTIONS

PIM is responsible for monitoring both mandatory (e.g. calls, cash dividends, exchanges, mergers, spin-offs, stock dividends and stock splits) and voluntary (e.g. rights offerings, exchange offerings, and tender offers) corporate actions. Operations personnel will ensure that all corporate actions received are promptly reviewed and recorded in PIM’s portfolio accounting system and properly executed by the custodian banks for all eligible portfolios. On a daily basis, a file of PIM’s security database is sent to a third-party service, Vantage, via an automated upload which then provides corporate action information for securities included in the file. This information is received and acted upon by the Operations personnel responsible for corporate action processing. In addition, PIM receives details on voluntary and mandatory corporate actions from the custodian banks via email or online system and all available data is used to properly understand each corporate event.

Voluntary Corporate Actions

The Portfolio Management team is responsible for providing guidance to Operations on the course of action to be taken for each voluntary corporate action received in accordance with the standards described above for proxy voting, including, but not limited to, acting in the best interest of clients to maximize long-term shareholder value and yield the best economic results. In some instances, if consistent with such standards, the Portfolio Management team may maintain standing instructions on particular event types. As appropriate, Legal and Compliance may be consulted to determine whether certain clients may participate in certain corporate actions. Operations personnel will then notify each custodian bank, either through an online interface, via email, or with a signed faxed document of the election selected. Once all necessary information is received and the corporate action has been vetted, the event is processed in the portfolio accounting system and filed electronically. A log of holdings information related to the corporate action is maintained for each portfolio in order to confirm accuracy of processing.

CLASS ACTIONS

PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation.

Record Keeping

PIM or ISS, on PIM’s behalf, maintains (i) copies of the proxy materials received by PIM for client securities; (ii) records of proxies that were not received and what actions were taken to obtain them; (iii) votes cast on behalf of clients by account; (iv) records of any correspondence made regarding specific proxies and the voting thereof; (v) client requests for proxy voting information (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX); (vi) documents prepared by PIM to inform and/or memorialize a voting decision, including these policies and procedures and any documentation related to a material conflict of interest; and (vii) records of any deviations from broad Guidelines. Such records will be maintained for a minimum of six years.
Appendix B-11

Policy Review

The Proxy Voting Committee reviews these Voting Guidelines and procedures at least annually and makes such changes as it deems appropriate, considering current trends and developments in corporate governance and related issues, as well as operational issues facing PIM and applicable regulations under the Investment Company Act, Advisers Act and ERISA.

[1] Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with the SEC
[2] Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards
[3] Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
Appendix B-12

PART C
Pzena International Value ETF
Pzena U.S. Large Cap Value ETF

OTHER INFORMATION

Item 28. Exhibits

(a)
Agreement and Declaration of Trust dated October 18, 2018, was previously filed with the Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated March 24, 2023, was previously filed with Post-Effective Amendment No. 1125 to the Trust’s Registration Statement on Form N-1A on March 31, 2023, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement between the Registrant and Pzena Investment Management, LLC dated March 24, 2026 — filed herewith.
	(i)	Investment Sub-Advisory Agreement between Pzena Investment Management, LLC and Tidal Investments LLC dated March 24, 2026 — filed herewith.

(e)	Distribution Agreement was previously filed with Post-Effective Amendment No. 1064 to the Trust’s Registration Statement on Form N-1A on December 22, 2021, and is incorporated herein by reference.
	(i)	Fourth Amendment to the ETF Distribution Agreement with Quasar Distributors, LLC, effective March 24, 2026 — filed herewith.

(ii)
Form of Authorized Participant Agreement for Quasar Distributors, LLC was previously filed with Post-Effective Amendment No. 1064 to the Trust’s Registration Statement on Form N-1A on December 22, 2021, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Second Amended and Restated Custody Agreement dated December 22, 2021, was previously filed with Post-Effective Amendment No. 1064 to the Trust’s Registration Statement on Form N-1A on December 22, 2021, and is incorporated herein by reference.

	(i)	Amendment to the Second Amended and Restated Custody Agreement — filed herewith.

(h)	Other Material Contracts

(i)
Advisors Series Trust Fund Servicing Servicing Agreement dated December 22, 2021, was previously filed with Post-Effective Amendment No. 1064 to the Registration Statement on Form N-1A on December 22, 2021, and is incorporated herein by reference.

		(A)	Amendment to the Advisors Series Trust Fund Servicing Agreement — filed herewith.

(B)
Addendum dated December 20, 2024 to the Advisors Series Trust Fund Servicing Agreement dated December 22, 2021 was previously filed with Post-Effective Amendment No. 1161 to the Trust’s Registration Statement on Form N-1A on February 7, 2025, and is incorporated herein by reference.

	(vi)	Powers of Attorney

1

(A)
Power of Attorney (Rackey, Mertens, Redwine, Kritzmire and Wainscott) dated August 27, 2024 was previously filed with Post-Effective Amendment No. 1151 to the Trust’s Registration Statement on Form N-1A on August 28, 2024, and is incorporated herein by reference.

(i)	Legal Opinions

(i) Legal Opinion regarding issuance of shares — filed herewith.

(j)	(i) Consent of Independent Registered Public Accounting Firm — not applicable.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan — filed herewith.

(n)	Rule 18f-3 Plan - not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics applicable to the Registrant dated October 2022, was previously filed with Post-Effective Amendment No. 1104 to the Trust’s Registration Statement on Form N-1A on October 27, 2022, and is incorporated herein by reference.

(ii) Code of Ethics for the Adviser dated June 2025 — filed herewith.

(iii) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable.

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

    This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the
2

SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Registrant’s Statement of Additional Information.

Investment Adviser	SEC File No.
Pzena Investments Management, LLC	801-50838
Tidal Investments LLC	801-76857
Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. Abacus FCF ETF Trust
2. Advisor Managed Portfolios
3. Antares Private Credit Fund
4. Capital Advisors Growth Fund, Series of Advisors Series Trust
5. Chase Growth Fund, Series of Advisors Series Trust
6. Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7. Edgar Lomax Value Fund, Series of Advisors Series Trust
8. Huber Large Cap Value Fund, Series of Advisors Series Trust
9. Huber Mid Cap Value Fund, Series of Advisors Series Trust
10. Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11. Huber Small Cap Value Fund, Series of Advisors Series Trust
12. Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13. Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14. Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15. O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16. PIA BBB Bond Fund, Series of Advisors Series Trust
17. PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18. PIA High Yield Fund, Series of Advisors Series Trust
19. PIA MBS Bond Fund, Series of Advisors Series Trust
20. PIA Short-Term Securities Fund, Series of Advisors Series Trust
21. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22. Poplar Forest Partners Fund, Series of Advisors Series Trust
23. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24. Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25. Pzena International Value Fund, Series of Advisors Series Trust
26. Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27. Pzena Small Cap Value Fund, Series of Advisors Series Trust
28. Reverb ETF, Series of Advisors Series Trust
29. Scharf ETF, Series of Advisors Series Trust
30. Scharf Global Opportunity ETF, Series of Advisors Series Trust
31. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34. The Aegis Funds
35. Allied Asset Advisors Funds
36. Angel Oak Funds Trust
37. Angel Oak Strategic Credit Fund
38. Brookfield Infrastructure Income Fund Inc.
39. Brookfield Investment Funds
40. Buffalo Funds
41. RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
42. RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
43. RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
44. DoubleLine Funds Trust
45. AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46. AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47. AAM Crescent CLO ETF, Series of ETF Series Solutions
48. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50. AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
3

51. AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52. AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53. AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
54. AAM Transformers ETF, Series of ETF Series Solutions
55. Acquirers Deep Value ETF, Series of ETF Series Solutions
56. Aptus April Buffer, Series of ETF Series Solutions
57. Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
58. Aptus Deferred Income ETF, Series of ETF Series Solutions
59. Aptus Defined Risk ETF, Series of ETF Series Solutions
60. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61. Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62. Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
63. Aptus January Buffer ETF, Series of ETF Series Solutions
64. Aptus July Buffer ETF, Series of ETF Series Solutions
65. Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
66. Aptus Large Cap Upside ETF, Series of ETF Series Solutions
67. Aptus October Buffer ETF, Series of ETF Series Solutions
68. Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
69. Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
70. Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
71. BTD Capital Fund, Series of ETF Series Solutions
72. Carbon Strategy ETF, Series of ETF Series Solutions
73. ClearShares OCIO ETF, Series of ETF Series Solutions
74. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
75. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
76. Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
77. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
78. Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
79. Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
80. ETFB Green SRI REITs ETF, Series of ETF Series Solutions
81. Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
82. Hoya Capital Housing ETF, Series of ETF Series Solutions
83. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
84. LHA Market State Tactical Q ETF, Series of ETF Series Solutions
85. LHA Risk-Managed Income ETF, Series of ETF Series Solutions
86. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
87. Opus Small Cap Value ETF, Series of ETF Series Solutions
88. The Acquirers Fund, Series of ETF Series Solutions
89. The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
90. The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
91. U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
92. U.S. Global JETS ETF, Series of ETF Series Solutions
93. U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
94. U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
95. US Vegan Climate ETF, Series of ETF Series Solutions
96. Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
97. Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
98. First American Funds Trust
99. FundX Investment Trust
100. The Glenmede Fund, Inc.
101. The GoodHaven Funds Trust
102. Harding, Loevner Funds, Inc.
103. Hennessy Funds Trust
104. Horizon Funds
105. Hotchkis & Wiley Funds
106. Intrepid Capital Management Funds Trust
107. Jacob Funds Inc.
108. The Jensen Quality Growth Fund Inc.
109. Kirr, Marbach Partners Funds, Inc.
110. Core Alternative ETF, Series of Listed Funds Trust
111. Optimized Equity Income ETF, Series of Listed Funds Trust
112. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
113. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
114. LKCM Funds
4

115. LoCorr Investment Trust
116. MainGate Trust
117. Kensington Active Advantage Fund, Series of Managed Portfolio Series
118. Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
119. Kensington Defender Fund, Series of Managed Portfolio Series
120. Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
121. Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
122. Kensington Managed Income Fund, Series of Managed Portfolio Series
123. LK Balanced Fund, Series of Managed Portfolio Series
124. Leuthold Core ETF, Series of Managed Portfolio Series
125. Leuthold Core Investment Fund, Series of Managed Portfolio Series
126. Leuthold Global Fund, Series of Managed Portfolio Series
127. Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
128. Leuthold Select Industries ETF, Series of Managed Portfolio Series
129. Muhlenkamp Fund, Series of Managed Portfolio Series
130. Nuance Concentrated Value Fund, Series of Managed Portfolio Series
131. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132. Olstein All Cap Value Fund, Series of Managed Portfolio Series
133. Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134. Port Street Quality Growth Fund, Series of Managed Portfolio Series
135. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136. Reinhart International PMV Fund, Series of Managed Portfolio Series
137. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138. Tremblant Global ETF, Series of Managed Portfolio Series
139. Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
140. Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
141. Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142. Hood River New Opportunities Fund, Series of Manager Directed Portfolios
143. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144. SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145. SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146. SWP Growth & Income ETF, Series of Manager Directed Portfolios
147. Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148. Mason Capital Fund Trust
149. Matrix Advisors Funds Trust
150. Monetta Trust
151. Nicholas Equity Income Fund, Inc.
152. Nicholas Fund, Inc.
153. Nicholas II, Inc.
154. Nicholas Limited Edition, Inc.
155. Oaktree Diversified Income Fund Inc.
156. Permanent Portfolio Family of Funds
157. Perritt Funds, Inc.
158. Procure ETF Trust II
159. Professionally Managed Portfolios
160. Provident Mutual Funds, Inc.
161. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
162. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
163. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
164. Aquarius International Fund, Series of The RBB Fund, Inc.
165. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
166. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
167. Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
168. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
169. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
170. Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
171. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
172. F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
173. F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174. F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175. F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
176. F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
177. F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
178. F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
5

179. F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
180. F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
181. F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
182. F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
183. F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
184. F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
185. F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
186. F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
187. F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
188. F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
189. F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
190. F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
191. F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
192. F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
193. F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
194. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
195. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
196. Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
197. Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
198. Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
199. Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
200. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
201. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
202. Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
203. MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
204. Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
205. Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
206. SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207. SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
208. SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
209. SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
210. SGI Global Equity Fund, Series of The RBB Fund, Inc.
211. SGI Peak Growth Fund, Series of The RBB Fund, Inc.
212. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
213. SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
214. SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
215. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
216. WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
217. WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
218. The RBB Fund Trust
219. RBC Funds Trust
220. Rockefeller Municipal Opportunities Fund
221. SEG Partners Long/Short Equity Fund
222. Series Portfolios Trust
223. Thompson IM Funds, Inc.
224. Tortoise Capital Series Trust
225. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
226. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
227. CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
228. CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
229. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
230. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
231. RiverPark Strategic Income Fund, Series of Trust for Professional Managers
232. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
233. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
234. Jensen Quality MidCap Fund, Series of Trust for Professional Managers
235. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
236. Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
237. Wall Street EWM Funds Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s principal business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

6

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Pzena Investment Management, LLC 120 West 45th Street, 20th Floor New York, New York 10036
Registrant’s Investment Sub-Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

7

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1192 to its Registration Statement and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of March, 2026.

ADVISORS SERIES TRUST

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President and Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	March 27, 2026
David G. Mertens

Michele Rackey*	Trustee	March 27, 2026
Michele Rackey

Anne W. Kritzmire*	Trustee	March 27, 2026
Anne W. Kritzmire

Craig B. Wainscott*	Trustee	March 27, 2026
Craig B. Wainscott

/s/ Kevin Hayden	Treasurer, Vice President and	March 27, 2026
Kevin Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President and Principal Executive Officer	March 27, 2026
Jeffrey T. Rauman

*By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney
8

EXHIBIT INDEX

Exhibit	Exhibit No.

Investment Advisory Agreement	EX.99.d

Investment Sub-Advisory Agreement	EX.99.d.i

Fourth Amendment to the ETF Distribution Agreement	EX.99.e.i

Amendment to the Custody Agreement	EX.99.g.i

Amendment to the Fund Servicing Agreement	EX.99.h.i.A

Legal Opinion regarding issuance of shares	EX.99.i.i.

Rule 12b-1 Plan	EX.99.m

Code of Ethics for the Adviser	EX.99.p.ii
9